Not FDIC Insured May Lose Value No Bank Guarantee
FAS-Q1PH

Schedules of Investments
(unaudited)
Franklin Conservative Allocation Fund 2
Franklin Corefolio Allocation Fund 4
Franklin Global Allocation Fund 5
Franklin Growth Allocation Fund 17
Franklin LifeSmart
™
Retirement Income Fund 19
Franklin LifeSmart
™
2020 Retirement Target Fund 21
Franklin LifeSmart
™
2025 Retirement Target Fund 23
Franklin LifeSmart
™
2030 Retirement Target Fund 25
Franklin LifeSmart
™
2035 Retirement Target Fund 27
Franklin LifeSmart
™
2040 Retirement Target Fund 29
Franklin LifeSmart
™
2045 Retirement Target Fund 31
Franklin LifeSmart
™
2050 Retirement Target Fund 33
Franklin LifeSmart
™
2055 Retirement Target Fund 35
Franklin LifeSmart
™
2060 Retirement Target Fund 36
Franklin Moderate Allocation Fund 37
Notes to Schedules of Investments 39

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2024
Franklin Conservative Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 376,176 $ 9,011,484
Domestic Equity 33.1%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 624,618 27,070,937
a
Franklin Growth Fund , Class R6 ........................................ 470,410 64,469,668
a
Franklin U.S. Core Equity (IU) Fund ..................................... 8,782,246 143,677,551
a
Franklin U.S. Equity Index ETF ......................................... 335,925 15,412,239
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 633,703 33,744,685
iShares MSCI USA Quality Factor ETF ................................... 27,375 4,499,081
iShares Russell 2000 ETF ............................................. 53,625 11,277,338
300,151,499
Domestic Fixed Income 51.5%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 3,920,216 34,811,522
a
Franklin Investment Grade Corporate ETF ................................. 1,050,514 22,428,474
a
Franklin U.S. Core Bond ETF .......................................... 8,397,091 179,193,922
a
Franklin U.S. Treasury Bond ETF ....................................... 4,369,412 89,529,252
iShares Floating Rate Bond ETF ........................................ 438,700 22,400,022
a
Western Asset Core Plus Bond Fund , Class IS ............................. 10,084,129 94,387,447
a
Western Asset Short-Term Bond Fund , Class IS ............................ 6,160,626 22,486,284
465,236,923
Foreign Equity 9.9%
a
ClearBridge International Growth Fund , Class IS ............................ 100,158 6,592,429
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,412,862 14,043,843
a
Franklin International Core Equity (IU) Fund ............................... 3,469,103 43,363,786
iShares Core MSCI EAFE ETF ......................................... 82,440 6,118,697
a
Templeton Developing Markets Trust , Class R6 ............................. 513,605 9,378,422
a
Templeton Foreign Fund , Class R6 ...................................... 1,247,385 9,966,608
89,463,785
Foreign Fixed Income 3.7%
a
Franklin High Yield Corporate ETF ...................................... 754,533 17,905,068
a
Franklin International Aggregate Bond ETF ................................ 737,766 14,925,006
32,830,074
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 801,300,297 ) ...............................................................
896,693,765
a a a a
Short Term Investments 0.7%
a
Money Market Funds 0.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .................. 5,732,843 5,732,843
Total Money Market Funds (Cost $ 5,732,843 ) ...................................
5,732,843

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Conservative Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 57 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement , 5.232% , 4/01/24 (Maturity Value $ 386,192 )
BNP Paribas Securities Corp. (Maturity Value $190,323)
Deutsche Bank Securities, Inc. (Maturity Value $81,676)
HSBC Securities (USA), Inc. (Maturity Value $114,193)
Collateralized by U.S. Government Agency Securities, 3% - 7%, 9/20/45 - 3/20/54;
and U.S. Treasury Notes, 0.5% - 4.38%, 4/30/25 - 8/31/28 (valued at $ 393,846 ) ... $ 385,967 $ 385,967
Total Repurchase Agreements (Cost $ 385,967 ) ..................................
385,967
Total Short Term Investments (Cost $ 6,118,810 ) .................................
6,118,810
a
Total Investments (Cost $ 807,419,107 ) 99.9% ...................................
$902,812,575
Other Assets, less Liabilities 0.1% .............................................
1,041,280
Net Assets 100.0% ...........................................................
$903,853,855
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2024, all repurchase agreements had been entered into on March 28, 2024.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2024
Franklin Corefolio Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds 100.0%
Domestic Equity 75.0%
a
Franklin Growth Fund , Class R6 ........................................ 1,803,619 $ 247,186,003
a,b
Franklin Growth Opportunities Fund , Class R6 ............................. 4,411,769 250,412,027
a
Franklin Mutual Shares Fund , Class R6 ................................... 9,292,970 246,914,224
744,512,254
Foreign Equity 25.0%
a
Templeton Growth Fund, Inc. , Class R6 ................................... 9,026,100 247,946,969
Total Investments In Underlying Funds (Cost $ 601,612,560 ) ......................
992,459,223
a a a a
Short Term Investments 0.0%
†
a
Money Market Funds 0.0%
†
a,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .................. 823 823
Total Money Market Funds (Cost $ 823 ) .........................................
823
Total Short Term Investments (Cost $ 823 ) ......................................
823
a
Total Investments (Cost $ 601,613,383 ) 100.0% ..................................
$992,460,046
Other Assets, less Liabilities 0.0%
†
............................................
407,371
Net Assets 100.0% ...........................................................
$992,867,417
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2024
Franklin Global Allocation Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 63.3%
Aerospace & Defense 0.5%
BAE Systems plc ..................................... United Kingdom 464,266 $ 7,912,985
a
Rolls-Royce Holdings plc ............................... United Kingdom 1,210,285 6,511,261
14,424,246
Air Freight & Logistics 0.2%
Expeditors International of Washington, Inc. ................. United States 43,564 5,296,076
Automobile Components 0.3%
Cie Generale des Etablissements Michelin SCA .............. France 102,304 3,920,453
Hankook Tire & Technology Co. Ltd. ....................... South Korea 88,762 3,557,488
7,477,941
Automobiles 1.1%
General Motors Co. .................................... United States 377,852 17,135,588
Honda Motor Co. Ltd. .................................. Japan 302,400 3,741,557
a
Tesla, Inc. ........................................... United States 60,263 10,593,633
31,470,778
Banks 3.5%
Bank Rakyat Indonesia Persero Tbk . PT .................... Indonesia 9,963,400 3,809,755
BNP Paribas SA ...................................... France 123,040 8,759,414
Citigroup, Inc. ........................................ United States 376,163 23,788,548
JPMorgan Chase & Co. ................................. United States 61,884 12,395,365
KB Financial Group, Inc. ................................ South Korea 145,093 7,562,847
Shinhan Financial Group Co. Ltd. ......................... South Korea 335,219 11,794,698
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 301,800 17,645,897
UniCredit SpA ........................................ Italy 282,154 10,715,515
96,472,039
Beverages 0.5%
Coca-Cola Europacific Partners plc ........................ United Kingdom 62,660 4,383,067
Fomento Economico Mexicano SAB de CV .................. Mexico 620,600 8,111,386
12,494,453
Biotechnology 1.6%
AbbVie, Inc. ......................................... United States 226,914 41,321,039
a
Regeneron Pharmaceuticals, Inc. ......................... United States 4,098 3,944,284
45,265,323
Broadline Retail 2.5%
Alibaba Group Holding Ltd., ADR ......................... China 156,438 11,319,854
a
Amazon.com, Inc. ..................................... United States 221,528 39,959,221
a
MercadoLibre , Inc. .................................... Brazil 5,885 8,897,884
a
PDD Holdings, Inc., ADR ................................ China 78,065 9,075,056
69,252,015
Building Products 0.6%
Cie de Saint-Gobain SA ................................ France 50,459 3,916,132
Owens Corning ....................................... United States 28,943 4,827,692
a
Trex Co., Inc. ........................................ United States 37,465 3,737,134
UFP Industries, Inc. .................................... United States 28,947 3,560,771
16,041,729
Capital Markets 1.5%
3i Group plc ......................................... United Kingdom 314,701 11,157,599
Deutsche Bank AG .................................... Germany 356,564 5,615,715
Nomura Holdings, Inc. .................................. Japan 951,800 6,091,614
Partners Group Holding AG .............................. Switzerland 6,603 9,432,814
SEI Investments Co. ................................... United States 51,698 3,717,086

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
UBS Group AG ....................................... Switzerland 205,565 $ 6,329,889
42,344,717
Chemicals 1.2%
CF Industries Holdings, Inc. ............................. United States 60,373 5,023,637
LyondellBasell Industries NV, A ........................... United States 75,560 7,728,277
Nitto Denko Corp. ..................................... Japan 50,400 4,608,371
Shin-Etsu Chemical Co. Ltd. ............................. Japan 353,500 15,504,175
32,864,460
Commercial Services & Supplies 0.2%
Cintas Corp. ......................................... United States 8,873 6,096,017
Communications Equipment 0.6%
a
Arista Networks, Inc. ................................... United States 23,325 6,763,783
Cisco Systems, Inc. ................................... United States 177,913 8,879,638
15,643,421
Construction & Engineering 0.1%
Stantec, Inc. ......................................... Canada 42,300 3,512,170
Construction Materials 0.2%
CRH plc ............................................ United States 55,800 4,813,308
Consumer Finance 0.2%
Capital One Financial Corp. ............................. United States 45,893 6,833,009
Consumer Staples Distribution & Retail 1.2%
Koninklijke Ahold Delhaize NV ............................ Netherlands 175,585 5,253,576
Kroger Co. (The) ...................................... United States 198,332 11,330,707
Loblaw Cos. Ltd. ...................................... Canada 48,700 5,396,929
Tesco plc ........................................... United Kingdom 1,122,240 4,202,987
Walmart, Inc. ........................................ United States 117,219 7,053,067
33,237,266
Distributors 0.2%
Pool Corp. .......................................... United States 10,782 4,350,537
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG .................................. Germany 295,996 7,184,824
Telkom Indonesia Persero Tbk . PT ........................ Indonesia 13,349,900 2,936,251
10,121,075
Electric Utilities 0.3%
Endesa SA .......................................... Spain 187,599 3,478,197
Iberdrola SA ......................................... Spain 375,036 4,657,864
8,136,061
Electrical Equipment 1.4%
Eaton Corp. plc ....................................... United States 53,000 16,572,040
a
NEXTracker, Inc., A .................................... United States 55,917 3,146,449
Sociedad Quimica y Minera de Chile SA, ADR ................ Chile 229,900 11,301,884
Vertiv Holdings Co., A .................................. United States 52,406 4,279,998
WEG SA ............................................ Brazil 504,700 3,844,107
39,144,478
Electronic Equipment, Instruments & Components 0.4%
Hon Hai Precision Industry Co. Ltd. ........................ Taiwan 1,301,000 6,319,127
Jabil, Inc. ........................................... United States 31,571 4,228,935
10,548,062

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment 1.0%
NetEase, Inc. ........................................ China 559,100 $ 11,585,545
a
Netflix, Inc. .......................................... United States 25,088 15,236,695
26,822,240
Financial Services 1.9%
a
Berkshire Hathaway, Inc., B .............................. United States 27,948 11,752,693
Equitable Holdings, Inc. ................................. United States 111,383 4,233,668
Investor AB, B ........................................ Sweden 287,821 7,221,426
Mastercard, Inc., A .................................... United States 16,880 8,128,902
MGIC Investment Corp. ................................. United States 328,187 7,338,261
Visa, Inc., A .......................................... United States 45,846 12,794,702
51,469,652
Food Products 0.2%
Associated British Foods plc ............................. United Kingdom 207,969 6,561,083
Ground Transportation 0.7%
Old Dominion Freight Line, Inc. ........................... United States 52,844 11,589,218
a
Uber Technologies, Inc. ................................. United States 97,060 7,472,649
19,061,867
Health Care Equipment & Supplies 1.2%
Abbott Laboratories .................................... United States 154,153 17,521,030
a
IDEXX Laboratories, Inc. ................................ United States 23,390 12,628,962
Sonova Holding AG .................................... Switzerland 10,553 3,056,245
33,206,237
Health Care Providers & Services 2.1%
Cardinal Health, Inc. ................................... United States 78,533 8,787,843
Cigna Group (The) .................................... United States 54,341 19,736,108
McKesson Corp. ...................................... United States 39,237 21,064,383
UnitedHealth Group, Inc. ................................ United States 19,742 9,766,367
59,354,701
Hotels, Restaurants & Leisure 1.4%
Booking Holdings, Inc. ................................. United States 9,396 34,087,561
a
Expedia Group, Inc. ................................... United States 41,788 5,756,297
39,843,858
Household Durables 0.7%
Haier Smart Home Co. Ltd., H ............................ China 1,128,200 3,510,758
a
NVR, Inc. ........................................... United States 455 3,685,482
Panasonic Holdings Corp. ............................... Japan 481,300 4,593,112
PulteGroup, Inc. ...................................... United States 61,365 7,401,846
19,191,198
Household Products 0.8%
Procter & Gamble Co. (The) ............................. United States 137,160 22,254,210
Independent Power and Renewable Electricity Producers 0.4%
Vistra Corp. .......................................... United States 144,859 10,089,429
Industrial Conglomerates 0.7%
Hitachi Ltd. .......................................... Japan 205,000 18,731,755
Insurance 1.1%
Erie Indemnity Co., A ................................... United States 22,694 9,113,229
Medibank Pvt Ltd. ..................................... Australia 1,837,323 4,501,676
Muenchener Rueckversicherungs -Gesellschaft AG in Muenchen .. Germany 16,696 8,149,622
NN Group NV ........................................ Netherlands 84,660 3,908,155

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Ping An Insurance Group Co. of China Ltd., H ................ China 1,359,000 $ 5,769,918
31,442,600
Interactive Media & Services 2.5%
a
Alphabet, Inc., A ...................................... United States 261,519 39,471,063
Meta Platforms, Inc., A ................................. United States 50,147 24,350,380
a
Pinterest, Inc., A ...................................... United States 181,803 6,303,110
70,124,553
IT Services 1.1%
Infosys Ltd., ADR ..................................... India 1,547,100 27,739,503
a
Shopify, Inc., A ....................................... Canada 42,100 3,248,145
30,987,648
Life Sciences Tools & Services 0.6%
Danaher Corp. ....................................... United States 38,215 9,543,050
a
Mettler-Toledo International, Inc. .......................... United States 5,962 7,937,151
17,480,201
Machinery 1.2%
Caterpillar, Inc. ....................................... United States 39,416 14,443,205
PACCAR, Inc. ........................................ United States 146,772 18,183,583
32,626,788
Media 0.5%
Comcast Corp., A ..................................... United States 287,629 12,468,717
Metals & Mining 0.7%
Fortescue Ltd. ........................................ Australia 234,543 3,925,086
Reliance, Inc. ........................................ United States 19,628 6,559,285
Steel Dynamics, Inc. ................................... United States 59,001 8,745,718
19,230,089
Multi-Utilities 0.3%
Centrica plc ......................................... United Kingdom 2,018,575 3,253,806
E.ON SE ............................................ Germany 348,211 4,847,543
8,101,349
Oil, Gas & Consumable Fuels 3.3%
BP plc .............................................. United Kingdom 1,646,410 10,327,818
Exxon Mobil Corp. ..................................... United States 83,253 9,677,329
HF Sinclair Corp. ..................................... United States 81,365 4,912,005
Inpex Corp. .......................................... Japan 338,400 5,143,743
Marathon Petroleum Corp. .............................. United States 107,124 21,585,486
Petroleo Brasileiro SA .................................. Brazil 2,504,600 19,116,530
Suncor Energy, Inc. .................................... Canada 107,900 3,982,370
Valero Energy Corp. ................................... United States 94,397 16,112,624
90,857,905
Paper & Forest Products 0.1%
a
Suzano SA .......................................... Brazil 323,900 4,131,939
Personal Care Products 0.3%
a
BellRing Brands, Inc. ................................... United States 58,222 3,436,845
L'Oreal SA .......................................... France 9,921 4,698,086
8,134,931
Pharmaceuticals 2.4%
Eli Lilly & Co. ........................................ United States 21,938 17,066,886

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
GSK plc ............................................ United States 409,205 $ 8,785,098
Johnson & Johnson ................................... United States 58,519 9,257,121
Merck & Co., Inc. ..................................... United States 86,694 11,439,273
Novartis AG ......................................... Switzerland 71,866 6,961,215
Novo Nordisk A/S, B ................................... Denmark 62,622 8,032,215
Shionogi & Co. Ltd. .................................... Japan 93,300 4,767,480
66,309,288
Professional Services 0.6%
Recruit Holdings Co. Ltd. ............................... Japan 211,600 9,290,067
Verisk Analytics, Inc., A ................................. United States 33,038 7,788,048
17,078,115
Real Estate Management & Development 0.3%
CK Asset Holdings Ltd. ................................. Hong Kong 850,500 3,504,657
Daiwa House Industry Co. Ltd. ........................... Japan 132,400 3,940,681
7,445,338
Retail REITs 0.2%
Simon Property Group, Inc. .............................. United States 42,219 6,606,851
Semiconductors & Semiconductor Equipment 6.2%
Applied Materials, Inc. .................................. United States 18,287 3,771,328
BE Semiconductor Industries NV .......................... Netherlands 20,507 3,141,088
Broadcom, Inc. ....................................... United States 12,294 16,294,590
KLA Corp. ........................................... United States 33,633 23,495,005
Lam Research Corp. ................................... United States 3,719 3,613,269
MediaTek, Inc. ....................................... Taiwan 1,171,000 42,431,036
Novatek Microelectronics Corp. ........................... Taiwan 466,000 8,579,093
NVIDIA Corp. ........................................ United States 62,265 56,260,163
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 110,800 15,074,340
172,659,912
Software 5.3%
a
Adobe, Inc. .......................................... United States 15,879 8,012,543
a
Atlassian Corp., A ..................................... United States 22,990 4,485,579
a
Cadence Design Systems, Inc. ........................... United States 11,322 3,524,312
a
Crowdstrike Holdings, Inc., A ............................. United States 11,385 3,649,917
a
Dropbox, Inc., A ...................................... United States 118,904 2,889,367
a
Fair Isaac Corp. ...................................... United States 6,588 8,232,431
a
HubSpot, Inc. ........................................ United States 5,408 3,388,437
Microsoft Corp. ....................................... United States 178,354 75,037,095
a
Monday.com Ltd. ...................................... United States 17,636 3,983,443
a
ServiceNow, Inc. ...................................... United States 5,415 4,128,396
a
Synopsys, Inc. ....................................... United States 38,834 22,193,631
a
Xero Ltd. ............................................ New Zealand 71,627 6,219,332
145,744,483
Specialized REITs 0.3%
Public Storage ....................................... United States 24,032 6,970,722
Specialty Retail 1.7%
a
AutoZone, Inc. ....................................... United States 5,085 16,026,140
Dick's Sporting Goods, Inc. .............................. United States 21,020 4,726,557
Ross Stores, Inc. ..................................... United States 95,893 14,073,257
a
Vibra Energia SA ...................................... Brazil 1,116,300 5,566,643
Williams-Sonoma, Inc. ................................. United States 22,917 7,276,835
47,669,432

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc. .......................................... United States 381,840 $ 65,477,923
Samsung Electronics Co. Ltd. ............................ South Korea 91,900 5,508,865
70,986,788
Textiles, Apparel & Luxury Goods 0.9%
a
Deckers Outdoor Corp. ................................. United States 7,959 7,491,488
a
Lululemon Athletica, Inc. ................................ United States 28,464 11,119,462
Pandora A/S ......................................... Denmark 21,415 3,456,285
Ralph Lauren Corp., A .................................. United States 19,280 3,620,013
25,687,248
Tobacco 0.2%
Japan Tobacco, Inc. ................................... Japan 245,000 6,531,741
Trading Companies & Distributors 0.8%
Fastenal Co. ......................................... United States 48,550 3,745,147
Toyota Tsusho Corp. ................................... Japan 68,500 4,703,643
WW Grainger, Inc. ..................................... United States 12,558 12,775,253
21,224,043
Wireless Telecommunication Services 0.3%
SoftBank Corp. ....................................... Japan 286,300 3,685,853
Vodafone Group plc ................................... United Kingdom 5,939,151 5,267,166
8,953,019
Total Common Stocks (Cost $1,530,275,484) ....................................
1,751,879,111
Management Investment Companies 4.4%
Capital Markets 4.4%
b
Franklin Senior Loan ETF ............................... United States 210,000 5,143,950
b
Franklin Systematic Style Premia ETF ...................... United States 2,225,000 53,300,988
iShares MSCI India ETF ................................ United States 653,816 33,730,367
VanEck J.P. Morgan EM Local Currency Bond ETF ............ United States 1,208,400 29,617,884
121,793,189
Total Management Investment Companies (Cost $126,717,545) ...................
121,793,189
Preferred Stocks 0.4%
Banks 0.4%
c
Itausa SA, 3.54% ..................................... Brazil 4,876,700 10,209,726
Total Preferred Stocks (Cost $10,289,903) ......................................
10,209,726
Principal
Amount
*
Corporate Bonds 7.1%
Automobile Components 0.1%
d
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 3,250,000 2,892,070
Automobiles 0.1%
d
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,600,000 1,541,355

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks 1.4%
d
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 ................ Australia 6,687,000 $ 5,487,766
e,f
Bank of America Corp. , U , Junior Sub. Bond , FRN , 8.738% , ( 3-month
SOFR + 3.397% ), Perpetual ............................ United States 3,994,000 4,009,205
Mitsubishi UFJ Financial Group, Inc. , Senior Bond , 3.287% , 7/25/27
Japan 1,690,000 1,604,310
d
Societe Generale SA , Senior Note , 144A, 2.625% , 1/22/25 ...... France 6,354,000 6,193,596
Sumitomo Mitsui Financial Group, Inc. , Sub. Bond , 2.142% , 9/23/30
Japan 5,500,000 4,560,876
d
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/02/31, FRN
thereafter , 6/03/32 ................................... Italy 8,500,000 7,201,685
e
US Bancorp , Junior Sub. Bond , 3.7% to 1/14/27, FRN thereafter ,
Perpetual .......................................... United States 8,870,000 7,715,216
e,f
Wells Fargo & Co. , S , Junior Sub. Bond , FRN , 5.9% , Perpetual ... United States 1,504,000 1,501,408
Westpac Banking Corp. , Sub. Bond , 2.894% to 2/03/25, FRN
thereafter , 2/04/30 ................................... Australia 1,503,000 1,462,424
39,736,486
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4% , 4/13/28
Belgium 4,000,000 3,903,472
Biotechnology 0.1%
d
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 .............. Spain 1,600,000 1,325,793
Broadline Retail 0.2%
Alibaba Group Holding Ltd. , Senior Bond , 3.4% , 12/06/27 .......
China 6,300,000 5,959,025
Capital Markets 0.5%
Deutsche Bank AG ,
Senior Bond, 3.547% to 9/17/30, FRN thereafter, 9/18/31 ..... Germany 5,000,000 4,406,170
Senior Note, 2.129% to 11/23/25, FRN thereafter, 11/24/26 .... Germany 3,000,000 2,830,237
Nomura Holdings, Inc. , Senior Bond , 3.103% , 1/16/30 ..........
Japan 6,225,000 5,531,626
12,768,033
Chemicals 0.4%
d
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 3,800,000 2,952,259
Nutrien Ltd. , Senior Bond , 2.95% , 5/13/30 ...................
Canada 7,800,000 6,959,922
9,912,181
Commercial Services & Supplies 0.1%
d
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 3,200,000 3,080,210
Communications Equipment 0.1%
d
CommScope, Inc. , Senior Secured Note , 144A, 4.75% , 9/01/29 ... United States 4,800,000 3,468,000
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.4%, 10/29/33 ........................... Ireland 3,400,000 2,865,456
Senior Note, 2.45%, 10/29/26 .......................... Ireland 4,750,000 4,412,798
d,e
Volkswagen International Finance NV , Senior Bond , Reg S, 3.5% to
6/16/25, FRN thereafter , Perpetual ....................... Germany 3,200,000 EUR 3,391,574
10,669,828
Containers & Packaging 0.0%
†
d
Mauser Packaging Solutions Holding Co. , Secured Note , 144A,
9.25% , 4/15/27 ..................................... United States 954,000 947,479
Diversified Telecommunication Services 0.0%
†
d
Altice France SA , Senior Secured Note , 144A, 5.125% , 7/15/29 ... France 1,675,000 1,134,140

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services 0.3%
d
Siemens Financieringsmaatschappij NV , Senior Bond , 144A, 2.35% ,
10/15/26 .......................................... Germany 5,800,000 $ 5,454,579
d
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 ...... Australia 4,000,000 3,860,039
9,314,618
Food Products 0.2%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note, 3.75%, 12/01/31 .......................... United States 4,800,000 4,153,241
Senior Note, 3%, 5/15/32 ............................. United States 1,310,362 1,069,525
5,222,766
Ground Transportation 0.2%
d
Ashtead Capital, Inc. , Senior Bond , 144A, 5.5% , 8/11/32 ........ United Kingdom 6,000,000 5,870,069
Health Care Providers & Services 0.3%
d
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,600,000 1,433,510
d
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A,
2.375% , 2/16/31 ..................................... Germany 9,000,000 7,098,082
8,531,592
Household Products 0.2%
d
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 6,180,000 5,251,731
Interactive Media & Services 0.2%
d
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 ...... China 6,290,000 5,377,509
Metals & Mining 0.4%
ArcelorMittal SA , Senior Bond , 4.25% , 7/16/29 ...............
Luxembourg 6,000,000 5,730,634
d
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 7,000,000 5,947,350
11,677,984
Oil, Gas & Consumable Fuels 0.4%
d
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 .............. Norway 7,900,000 6,755,532
Canadian Natural Resources Ltd. , Senior Bond , 3.85% , 6/01/27 ..
Canada 5,500,000 5,305,840
12,061,372
Paper & Forest Products 0.2%
Suzano Austria GmbH , Senior Bond , 3.75% , 1/15/31 ...........
Brazil 4,805,000 4,250,725
Pharmaceuticals 0.6%
d
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 523,000 513,109
AstraZeneca plc , Senior Bond , 4% , 1/17/29 ..................
United Kingdom 4,000,000 3,880,438
d
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 7,000,000 6,827,594
Takeda Pharmaceutical Co. Ltd. , Senior Note , 5% , 11/26/28 .....
Japan 6,500,000 6,512,119
17,733,260
Semiconductors & Semiconductor Equipment 0.3%
d
SK Hynix, Inc. , Senior Note , 144A, 1.5% , 1/19/26 ............. South Korea 8,000,000 7,455,367
Wireless Telecommunication Services 0.3%
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 .............
United Kingdom 6,500,000 6,942,445
Total Corporate Bonds (Cost $205,718,369) .....................................
197,027,510

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities 11.3%
d
Australia Government Bond , Reg S, 1.5% , 6/21/31 ............ Australia 12,170,000 AUD $ 6,780,401
d
Belgium Government Bond , Senior Bond , Reg S, 4% , 3/28/32 .... Belgium 3,150,000 EUR 3,706,231
Brazil Notas do Tesouro Nacional , F , 10% , 1/01/29 ............
Brazil 32,400,000 BRL 6,340,293
d
Bundesrepublik Deutschland ,
Reg S, Zero Cpn ., 8/15/30 ............................. Germany 10,500,000 EUR 9,848,574
Reg S, 2.3%, 2/15/33 ................................. Germany 50,100,000 EUR 54,242,450
Reg S, 1%, 5/15/38 .................................. Germany 7,400,000 EUR 6,623,427
Canada Government Bond ,
2.5%, 12/01/32 ..................................... Canada 18,000,000 CAD 12,347,299
2.75%, 6/01/33 ..................................... Canada 16,400,000 CAD 11,446,400
d
Canada Housing Trust No. 1 , Senior Bond , 144A, 2.65% , 12/15/28 Canada 18,100,000 CAD 12,741,694
China Government Bond ,
2.5%, 7/25/27 ...................................... China 121,580,000 CNY 16,985,191
2.44%, 10/15/27 ..................................... China 47,210,000 CNY 6,580,531
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ................
Colombia 1,650,000 1,373,756
European Investment Bank , Senior Bond , 2.125% , 4/13/26 ......
Supranational
g
14,750,000 14,031,597
d
Export-Import Bank of Korea , Senior Note , Reg S, 7.15% , 4/18/25 . South Korea 263,000,000 INR 3,152,323
d
Finland Government Bond ,
Senior Bond, 144A, Reg S, 0.75%, 4/15/31 ................ Finland 1,892,000 EUR 1,793,657
Senior Bond, 144A, Reg S, 1.375%, 4/15/47 ............... Finland 1,567,000 EUR 1,251,639
d
France Government Bond ,
144A, Reg S, 2.5%, 5/25/30 ............................ France 4,120,000 EUR 4,412,938
144A, Reg S, Zero Cpn ., 11/25/30 ....................... France 4,350,000 EUR 3,947,928
144A, Reg S, 1.5%, 5/25/31 ............................ France 4,410,000 EUR 4,407,326
144A, Reg S, 2%, 11/25/32 ............................ France 13,000,000 EUR 13,243,395
International Bank for Reconstruction & Development , Senior Note ,
6% , 1/16/25 ........................................ Supranational
g
236,500,000 INR 2,823,686
d
Italy Buoni Poliennali del Tesoro ,
Senior Bond, 144A, Reg S, 4.75%, 9/01/44 ................ Italy 1,860,000 EUR 2,193,030
Senior Bond, 144A, Reg S, 3.25%, 9/01/46 ................ Italy 1,884,000 EUR 1,796,788
Senior Bond, 144A, Reg S, 1.7%, 9/01/51 ................. Italy 2,786,000 EUR 1,876,315
Japan Government Bond ,
0.1%, 6/20/31 ...................................... Japan 4,150,000,000 JPY 26,685,651
0.5%, 9/20/46 ...................................... Japan 1,435,000,000 JPY 7,609,418
Mexican Bonos Desarr Fixed Rate , M , 7.5% , 5/26/33 ...........
Mexico 123,000,000 MXN 6,592,614
Mexico Government Bond , Senior Bond , 3.5% , 2/12/34 .........
Mexico 16,500,000 13,764,573
d
Netherlands Government Bond ,
144A, Reg S, 0.5%, 1/15/40 ............................ Netherlands 1,410,000 EUR 1,100,059
144A, Reg S, 3.75%, 1/15/42 ........................... Netherlands 865,000 EUR 1,072,196
Petroleos Mexicanos , Senior Note , 6.5% , 3/13/27 .............
Mexico 4,500,000 4,241,759
Spain Bonos Y Obligaciones del Estado ,
d
Senior Bond, 144A, Reg S, 1.95%, 4/30/26 ................ Spain 2,563,000 EUR 2,707,232
d
Senior Bond, 144A, Reg S, 2.9%, 10/31/46 ................ Spain 1,610,000 EUR 1,549,104
6%, 1/31/29 ........................................ Spain 3,760,000 EUR 4,639,764
d
United Kingdom Gilt ,
Reg S, 3.25%, 1/31/33 ................................ United Kingdom 6,900,000 GBP 8,307,649
Reg S, 1.75%, 9/07/37 ................................ United Kingdom 8,700,000 GBP 8,312,833
Reg S, 1.25%, 10/22/41 ............................... United Kingdom 22,300,000 GBP 17,654,552
Reg S, 1.5%, 7/22/47 ................................. United Kingdom 5,110,000 GBP 3,747,790
Total Foreign Government and Agency Securities (Cost $357,122,305) ............
311,932,063
U.S. Government and Agency Securities 7.0%
U.S. Treasury Bonds ,
4%, 11/15/42 ....................................... United States 19,500,000 18,374,180
3.875%, 2/15/43 ..................................... United States 25,500,000 23,580,527
3.875%, 5/15/43 ..................................... United States 16,200,000 14,956,523

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes ,
0.375%, 9/15/24 ..................................... United States 32,000,000 $ 31,305,069
1.75%, 3/15/25 ..................................... United States 16,700,000 16,188,913
4%, 1/31/29 ........................................ United States 47,020,000 46,542,453
0.875%, 11/15/30 .................................... United States 13,000,000 10,525,430
1.875%, 2/15/32 ..................................... United States 25,000,000 21,120,605
3.375%, 5/15/33 ..................................... United States 11,200,000 10,494,094
Total U.S. Government and Agency Securities (Cost $203,292,106) ................
193,087,794
Mortgage-Backed Securities 2.4%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.3%
FHLMC Pool, 30 Year, 5%, 7/01/53 ........................ United States 5,583,934 5,449,807
FHLMC Pool, 30 Year, 6%, 3/01/54 ........................ United States 2,662,432 2,687,115
8,136,922
Federal National Mortgage Association (FNMA) Fixed Rate 0.7%
FNMA, 30 Year, 2%, 4/01/52 ............................. United States 3,432,377 2,722,924
FNMA, 30 Year, 2.5%, 12/01/51 ........................... United States 4,918,787 4,072,785
FNMA, 30 Year, 3%, 4/01/52 ............................. United States 4,715,410 4,063,732
FNMA, 30 Year, 5.5%, 3/01/54 ........................... United States 8,133,627 8,094,530
18,953,971
Government National Mortgage Association (GNMA) Fixed Rate 1.4%
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ................. United States 27,355,458 24,133,301
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 17,751,306 15,660,358
39,793,659
Total Mortgage-Backed Securities (Cost $74,277,996) ............................
66,884,552
Total Long Term Investments (Cost $2,507,693,708) .............................
2,652,813,945
a
Number of
Contracts
Notional
Amount
#
a a a aa
Options Purchased 0.1%
Puts - Exchange-Traded
Equity Options
S&P 500 Index, September Strike Price $4,850.00, Expires 9/20/24 247 129,782,445 1,546,220
Total Options Purchased (Cost $2,354,448) .....................................
1,546,220

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments 3.2%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.2%
b,h
Institutional Fiduciary Trust - Money Market Portfolio, 4.997% .... United States 87,229,727 $ 87,229,727
Total Money Market Funds (Cost $87,229,727) ..................................
87,229,727
Total Short Term Investments (Cost $87,229,727 ) ................................
87,229,727
a
Total Investments (Cost $2,597,277,883) 99.2% ..................................
$2,741,589,892
Options Written (0.0)%
†
......................................................
(645,905)
Other Assets, less Liabilities 0.8% .............................................
24,231,024
Net Assets 100.0% ...........................................................
$2,765,175,011
a a a
Number of
Contracts
Notional
Amount
#
a a a
Options Written (0.0)%
†
Puts - Exchange-Traded
Equity Options
S&P 500 Index, September Strike Price $4,325.00, Expires 9/20/24 247 129,782,445 (645,905)
(645,905)
Total Options Written (Premiums received $962,762) ............................
$ (645,905)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 4 regarding investments in affiliated management investment companies.
c
Variable rate security. The rate shown represents the yield at period end.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $277,929,929, representing 10.1% of net assets.
e
Perpetual security with no stated maturity date.
f
The coupon rate shown represents the rate at period end.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2024, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 57 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... JPHQ Sell 28,927,000 36,905,104 4/26/24 $ 393,040 $ —
Canadian Dollar .... BZWS Sell 48,496,000 36,116,943 4/26/24 298,357 —
Chinese Yuan ...... BZWS Buy 157,226,000 21,913,948 4/26/24 — (244,515)
Chinese Yuan ...... BZWS Sell 325,800,000 45,857,549 4/26/24 954,664 —
Euro ............. BZWS Buy 2,501,000 2,708,908 4/26/24 — (8,239)
Euro ............. BZWS Sell 114,201,000 125,107,767 4/26/24 1,789,421 —
Japanese Yen ...... JPHQ Sell 5,087,046,000 35,106,309 4/26/24 1,379,855 —
Total Forward Exchange Contracts ................................................... $4,815,337 $(252,754)
Net unrealized appreciation (depreciation) ............................................ $4,562,583
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2024
Franklin Growth Allocation Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 556,157 $ 13,323,019
Domestic Equity 64.1%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 1,782,461 77,251,841
a
Franklin Growth Fund , Class R6 ........................................ 1,342,447 183,982,348
a
Franklin U.S. Core Equity (IU) Fund ..................................... 19,564,529 320,075,697
a
Franklin U.S. Equity Index ETF ......................................... 2,919,300 133,937,484
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,808,501 96,302,678
iShares MSCI USA Quality Factor ETF ................................... 78,150 12,843,953
iShares Russell 2000 ETF ............................................. 153,025 32,181,158
856,575,159
Domestic Fixed Income 14.0%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 1,580,730 14,036,879
a
Franklin Investment Grade Corporate ETF ................................. 423,572 9,043,262
a
Franklin U.S. Core Bond ETF .......................................... 3,385,863 72,254,316
a
Franklin U.S. Treasury Bond ETF ....................................... 1,761,818 36,099,651
iShares Floating Rate Bond ETF ........................................ 176,875 9,031,238
a
Western Asset Core Plus Bond Fund , Class IS ............................. 4,065,950 38,057,295
a
Western Asset Short-Term Bond Fund , Class IS ............................ 2,483,969 9,066,486
187,589,127
Foreign Equity 19.1%
a
ClearBridge International Growth Fund , Class IS ............................ 285,844 18,814,261
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,981,713 39,578,224
a
Franklin International Core Equity (IU) Fund ............................... 9,900,448 123,755,605
iShares Core MSCI EAFE ETF ......................................... 235,297 17,463,743
a
Templeton Developing Markets Trust , Class R6 ............................. 1,492,979 27,261,792
a
Templeton Foreign Fund , Class R6 ...................................... 3,559,618 28,441,351
255,314,976
Foreign Fixed Income 0.9%
a
Franklin High Yield Corporate ETF ...................................... 304,231 7,219,402
a
Franklin International Aggregate Bond ETF ................................ 297,474 6,017,899
13,237,301
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 964,026,261 ) ...............................................................
1,326,039,582
a a a a
Short Term Investments 0.7%
a
Money Market Funds 0.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .................. 9,188,560 9,188,560
Total Money Market Funds (Cost $ 9,188,560 ) ...................................
9,188,560

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Growth Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 57 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement , 5.232% , 4/01/24 (Maturity Value $ 442,135 )
BNP Paribas Securities Corp. (Maturity Value $217,893)
Deutsche Bank Securities, Inc. (Maturity Value $93,507)
HSBC Securities (USA), Inc. (Maturity Value $130,735)
Collateralized by U.S. Government Agency Securities, 3% - 7%, 9/20/45 - 3/20/54;
and U.S. Treasury Notes, 0.5% - 4.38%, 4/30/25 - 8/31/28 (valued at $ 450,899 ) ... $ 441,878 $ 441,878
Total Repurchase Agreements (Cost $ 441,878 ) ..................................
441,878
Total Short Term Investments (Cost $ 9,630,438 ) .................................
9,630,438
a
Total Investments (Cost $ 973,656,699 ) 99.8% ...................................
$1,335,670,020
Other Assets, less Liabilities 0.2% .............................................
1,975,715
Net Assets 100.0% ...........................................................
$1,337,645,735
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2024, all repurchase agreements had been entered into on March 28, 2024.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2024
Franklin LifeSmart™ Retirement Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
92.6%
Domestic Equity 30.4%
a
ClearBridge Tactical Dividend Income Fund , Class IS ........................ 244,042 $ 5,598,328
a
Franklin U.S. Core Equity (IU) Fund ..................................... 71,663 1,172,403
JPMorgan Equity Premium Income ETF .................................. 82,675 4,783,575
JPMorgan Nasdaq Equity Premium Income ETF ............................ 42,725 2,317,404
13,871,710
Domestic Fixed Income 51.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 234,712 2,084,240
a
Franklin Investment Grade Corporate ETF ................................. 116,129 2,479,354
a
Franklin U.S. Core Bond ETF .......................................... 227,819 4,861,658
a
Franklin U.S. Government Securities Fund , Class R6 ........................ 579,662 2,938,887
a
Western Asset Income Fund , Class IS .................................... 1,282,067 6,538,539
a
Western Asset Short Duration High Income Fund , Class I ..................... 1,009,546 4,845,820
23,748,498
Foreign Equity 6.0%
a
Franklin International Core Dividend Tilt Index ETF .......................... 40,475 1,302,890
a
Templeton Developing Markets Trust , Class R6 ............................. 26,053 475,735
a
Templeton Foreign Fund , Class R6 ...................................... 121,387 969,882
2,748,507
Foreign Fixed Income 4.3%
a
Franklin High Yield Corporate ETF ...................................... 82,930 1,967,929
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 43,418,962 ) ................................................................
42,336,644
Units
a a a a
Index-Linked Notes 5.3%
Capital Markets 5.3%
b,c,d
UBS AG into S&P 500 Index , Senior Note , 144A, 6.45% , 5/07/24 ................ 2,223 2,431,089
Total Index-Linked Notes (Cost $ 2,099,912 ) .....................................
2,431,089
Total Long Term Investments (Cost $ 45,518,874 ) ................................
44,767,733
a
a a a a
Short Term Investments 2.4%
Shares
a
Money Market Funds 2.4%
a,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .................. 1,081,125 1,081,125
Total Money Market Funds (Cost $ 1,081,125 ) ...................................
1,081,125
Total Short Term Investments (Cost $ 1,081,125 ) .................................
1,081,125
a
Total Investments (Cost $ 46,599,999 ) 100.3% ...................................
$45,848,858
Other Assets, less Liabilities (0.3) % ...........................................
(102,639)
Net Assets 100.0% ...........................................................
$45,746,219

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ Retirement Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 57 .
a
See Note 3 regarding investments in FT Underlying Funds.
b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
c
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the value of this security was
$2,431,089, representing 5.3% of net assets.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2024
Franklin LifeSmart™ 2020 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 12,110 $ 290,101
Domestic Equity 30.8%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 18,699 810,427
a
Franklin Growth Fund , Class R6 ........................................ 14,083 1,930,020
a
Franklin U.S. Core Equity (IU) Fund ..................................... 263,654 4,313,377
a
Franklin U.S. Equity Index ETF ......................................... 9,775 448,477
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 18,953 1,009,247
iShares MSCI USA Quality Factor ETF ................................... 800 131,480
iShares Russell 2000 ETF ............................................. 1,600 336,480
8,979,508
Domestic Fixed Income 47.2%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 115,492 1,025,567
a
Franklin Investment Grade Corporate ETF ................................. 30,928 660,313
a
Franklin U.S. Core Bond ETF .......................................... 247,363 5,278,727
a
Franklin U.S. Treasury Bond ETF ....................................... 128,723 2,637,534
iShares Floating Rate Bond ETF ........................................ 12,900 658,674
a
Western Asset Core Plus Bond Fund , Class IS ............................. 297,083 2,780,700
a
Western Asset Short-Term Bond Fund , Class IS ............................ 181,496 662,459
13,703,974
Foreign Equity 16.9%
a
ClearBridge International Growth Fund , Class IS ............................ 5,473 360,232
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 80,078 795,972
a
Franklin International Core Equity (IU) Fund ............................... 187,459 2,343,243
iShares Core MSCI EAFE ETF ......................................... 4,854 360,264
a
Templeton Developing Markets Trust , Class R6 ............................. 28,960 528,816
a
Templeton Foreign Fund , Class R6 ...................................... 68,163 544,622
4,933,149
Foreign Fixed Income 3.3%
a
Franklin High Yield Corporate ETF ...................................... 22,213 527,115
a
Franklin International Aggregate Bond ETF ................................ 21,721 439,416
966,531
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 25,955,550 ) ................................................................
28,873,263
a a a a
Short Term Investments 0.6%
a
Money Market Funds 0.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .................. 181,376 181,376
Total Money Market Funds (Cost $ 181,376 ) .....................................
181,376
Total Short Term Investments (Cost $ 181,376 ) ..................................
181,376
a
Total Investments (Cost $ 26,136,926 ) 99.8% ....................................
$29,054,639
Other Assets, less Liabilities 0.2% .............................................
38,050
Net Assets 100.0% ...........................................................
$29,092,689

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 57 .
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2024
Franklin LifeSmart™ 2025 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 48,033 $ 1,150,655
Domestic Equity 36.4%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 87,796 3,805,066
a
Franklin Growth Fund , Class R6 ........................................ 66,121 9,061,886
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,237,907 20,252,164
a
Franklin U.S. Equity Index ETF ......................................... 45,975 2,109,333
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 89,061 4,742,498
iShares MSCI USA Quality Factor ETF ................................... 3,850 632,748
iShares Russell 2000 ETF ............................................. 7,525 1,582,508
42,186,203
Domestic Fixed Income 38.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 377,782 3,354,706
a
Franklin Investment Grade Corporate ETF ................................. 101,215 2,160,940
a
Franklin U.S. Core Bond ETF .......................................... 809,183 17,267,965
a
Franklin U.S. Treasury Bond ETF ....................................... 421,063 8,627,581
iShares Floating Rate Bond ETF ........................................ 42,275 2,158,562
a
Western Asset Core Plus Bond Fund , Class IS ............................. 971,779 9,095,856
a
Western Asset Short-Term Bond Fund , Class IS ............................ 593,681 2,166,934
44,832,544
Foreign Equity 20.1%
a
ClearBridge International Growth Fund , Class IS ............................ 25,706 1,691,998
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 376,342 3,740,843
a
Franklin International Core Equity (IU) Fund ............................... 880,486 11,006,074
iShares Core MSCI EAFE ETF ......................................... 22,817 1,693,478
a
Templeton Developing Markets Trust , Class R6 ............................. 136,108 2,485,335
a
Templeton Foreign Fund , Class R6 ...................................... 320,143 2,557,942
23,175,670
Foreign Fixed Income 2.7%
a
Franklin High Yield Corporate ETF ...................................... 72,703 1,725,242
a
Franklin International Aggregate Bond ETF ................................ 71,083 1,438,009
3,163,251
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 97,566,692 ) ................................................................
114,508,323
a a a a
Short Term Investments 0.7%
a
Money Market Funds 0.5%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .................. 513,622 513,622
Total Money Market Funds (Cost $ 513,622 ) .....................................
513,622

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 57 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.2%
c
Joint Repurchase Agreement , 5.232% , 4/01/24 (Maturity Value $ 271,357 )
BNP Paribas Securities Corp. (Maturity Value $133,730)
Deutsche Bank Securities, Inc. (Maturity Value $57,389)
HSBC Securities (USA), Inc. (Maturity Value $80,238)
Collateralized by U.S. Government Agency Securities, 3% - 7%, 9/20/45 - 3/20/54;
and U.S. Treasury Notes, 0.5% - 4.38%, 4/30/25 - 8/31/28 (valued at $ 276,736 ) ... $ 271,200 $ 271,200
Total Repurchase Agreements (Cost $ 271,200 ) ..................................
271,200
Total Short Term Investments (Cost $ 784,822 ) ..................................
784,822
a
Total Investments (Cost $ 98,351,514 ) 99.8% ....................................
$115,293,145
Other Assets, less Liabilities 0.2% .............................................
236,599
Net Assets 100.0% ...........................................................
$115,529,744
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2024, all repurchase agreements had been entered into on March 28, 2024.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2024
Franklin LifeSmart™ 2030 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 28,886 $ 691,979
Domestic Equity 42.1%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 61,064 2,646,495
a
Franklin Growth Fund , Class R6 ........................................ 45,989 6,302,843
a
Franklin U.S. Core Equity (IU) Fund ..................................... 861,000 14,085,956
a
Franklin U.S. Equity Index ETF ......................................... 31,975 1,467,013
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 61,951 3,298,891
iShares MSCI USA Quality Factor ETF ................................... 2,675 439,636
iShares Russell 2000 ETF ............................................. 5,225 1,098,817
29,339,651
Domestic Fixed Income 30.7%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 179,124 1,590,622
a
Franklin Investment Grade Corporate ETF ................................. 47,992 1,024,629
a
Franklin U.S. Core Bond ETF .......................................... 383,654 8,187,176
a
Franklin U.S. Treasury Bond ETF ....................................... 199,636 4,090,542
iShares Floating Rate Bond ETF ........................................ 20,025 1,022,477
a
Western Asset Core Plus Bond Fund , Class IS ............................. 460,745 4,312,578
a
Western Asset Short-Term Bond Fund , Class IS ............................ 281,479 1,027,397
21,255,421
Foreign Equity 23.1%
a
ClearBridge International Growth Fund , Class IS ............................ 17,880 1,176,891
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 261,455 2,598,864
a
Franklin International Core Equity (IU) Fund ............................... 612,430 7,655,378
iShares Core MSCI EAFE ETF ......................................... 15,853 1,176,610
a
Templeton Developing Markets Trust , Class R6 ............................. 94,560 1,726,670
a
Templeton Foreign Fund , Class R6 ...................................... 222,668 1,779,114
16,113,527
Foreign Fixed Income 2.2%
a
Franklin High Yield Corporate ETF ...................................... 34,458 817,688
a
Franklin International Aggregate Bond ETF ................................ 33,700 681,751
1,499,439
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 57,314,091 ) ................................................................
68,900,017
a a a a
Short Term Investments 0.9%
a
Money Market Funds 0.5%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .................. 378,180 378,180
Total Money Market Funds (Cost $ 378,180 ) .....................................
378,180

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 57 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.4%
c
Joint Repurchase Agreement , 5.232% , 4/01/24 (Maturity Value $ 278,373 )
BNP Paribas Securities Corp. (Maturity Value $137,188)
Deutsche Bank Securities, Inc. (Maturity Value $58,873)
HSBC Securities (USA), Inc. (Maturity Value $82,312)
Collateralized by U.S. Government Agency Securities, 3% - 7%, 9/20/45 - 3/20/54;
and U.S. Treasury Notes, 0.5% - 4.38%, 4/30/25 - 8/31/28 (valued at $ 283,891 ) ... $ 278,212 $ 278,212
Total Repurchase Agreements (Cost $ 278,212 ) ..................................
278,212
Total Short Term Investments (Cost $ 656,392 ) ..................................
656,392
a
Total Investments (Cost $ 57,970,483 ) 100.0% ...................................
$69,556,409
Other Assets, less Liabilities (0.0) %
†
...........................................
(39,266)
Net Assets 100.0% ...........................................................
$69,517,143
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2024, all repurchase agreements had been entered into on March 28, 2024.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2024
Franklin LifeSmart™ 2035 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 56,175 $ 1,345,700
Domestic Equity 47.8%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 134,344 5,822,451
a
Franklin Growth Fund , Class R6 ........................................ 101,180 13,866,706
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,894,258 30,990,066
a
Franklin U.S. Equity Index ETF ......................................... 70,350 3,227,658
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 136,301 7,258,028
iShares MSCI USA Quality Factor ETF ................................... 5,875 965,556
iShares Russell 2000 ETF ............................................. 11,525 2,423,708
64,554,173
Domestic Fixed Income 22.6%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 256,628 2,278,858
a
Franklin Investment Grade Corporate ETF ................................. 68,746 1,467,727
a
Franklin U.S. Core Bond ETF .......................................... 549,665 11,729,851
a
Franklin U.S. Treasury Bond ETF ....................................... 286,012 5,860,386
iShares Floating Rate Bond ETF ........................................ 28,700 1,465,422
a
Western Asset Core Plus Bond Fund , Class IS ............................. 660,096 6,178,498
a
Western Asset Short-Term Bond Fund , Class IS ............................ 403,266 1,471,920
30,452,662
Foreign Equity 26.1%
a
ClearBridge International Growth Fund , Class IS ............................ 39,323 2,588,264
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 575,467 5,720,139
a
Franklin International Core Equity (IU) Fund ............................... 1,346,879 16,835,983
iShares Core MSCI EAFE ETF ......................................... 34,910 2,591,020
a
Templeton Developing Markets Trust , Class R6 ............................. 208,130 3,800,447
a
Templeton Foreign Fund , Class R6 ...................................... 489,694 3,912,653
35,448,506
Foreign Fixed Income 1.6%
a
Franklin High Yield Corporate ETF ...................................... 49,370 1,171,550
a
Franklin International Aggregate Bond ETF ................................ 48,287 976,846
2,148,396
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 106,691,278 ) ...............................................................
133,949,437
a a a a
Short Term Investments 1.0%
a
Money Market Funds 0.8%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .................. 1,006,708 1,006,708
Total Money Market Funds (Cost $ 1,006,708 ) ...................................
1,006,708

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 57 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.2%
c
Joint Repurchase Agreement , 5.232% , 4/01/24 (Maturity Value $ 286,191 )
BNP Paribas Securities Corp. (Maturity Value $141,040)
Deutsche Bank Securities, Inc. (Maturity Value $60,527)
HSBC Securities (USA), Inc. (Maturity Value $84,624)
Collateralized by U.S. Government Agency Securities, 3% - 7%, 9/20/45 - 3/20/54;
and U.S. Treasury Notes, 0.5% - 4.38%, 4/30/25 - 8/31/28 (valued at $ 291,864 ) ... $ 286,025 $ 286,025
Total Repurchase Agreements (Cost $ 286,025 ) ..................................
286,025
Total Short Term Investments (Cost $ 1,292,733 ) .................................
1,292,733
a
Total Investments (Cost $ 107,984,011 ) 100.1% ..................................
$135,242,170
Other Assets, less Liabilities (0.1) % ...........................................
(87,243)
Net Assets 100.0% ...........................................................
$135,154,927
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2024, all repurchase agreements had been entered into on March 28, 2024.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2024
Franklin LifeSmart™ 2040 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 23,812 $ 570,428
Domestic Equity 53.2%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 63,338 2,745,053
a
Franklin Growth Fund , Class R6 ........................................ 47,703 6,537,690
a
Franklin U.S. Core Equity (IU) Fund ..................................... 697,716 11,414,638
a
Franklin U.S. Equity Index ETF ......................................... 102,825 4,717,611
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 64,242 3,420,887
iShares MSCI USA Quality Factor ETF ................................... 2,775 456,071
iShares Russell 2000 ETF ............................................. 5,425 1,140,877
30,432,827
Domestic Fixed Income 15.2%
a
Franklin Investment Grade Corporate ETF ................................. 21,228 453,218
a
Franklin U.S. Core Bond ETF .......................................... 169,727 3,621,974
a
Franklin U.S. Treasury Bond ETF ....................................... 88,321 1,809,697
iShares Floating Rate Bond ETF ........................................ 8,850 451,881
a
Western Asset Core Plus Bond Fund , Class IS ............................. 203,824 1,907,789
a
Western Asset Short-Term Bond Fund , Class IS ............................ 124,520 454,497
8,699,056
Foreign Equity 29.1%
a
ClearBridge International Growth Fund , Class IS ............................ 18,544 1,220,538
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 271,383 2,697,548
a
Franklin International Core Equity (IU) Fund ............................... 635,140 7,939,251
iShares Core MSCI EAFE ETF ......................................... 16,459 1,221,587
a
Templeton Developing Markets Trust , Class R6 ............................. 98,153 1,792,274
a
Templeton Foreign Fund , Class R6 ...................................... 230,914 1,845,005
16,716,203
Foreign Fixed Income 0.6%
a
Franklin High Yield Corporate ETF ...................................... 15,248 361,835
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 44,634,524 ) ................................................................
56,780,349
a a a a
Short Term Investments 1.3%
a
Money Market Funds 1.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .................. 640,999 640,999
Total Money Market Funds (Cost $ 640,999 ) .....................................
640,999

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 57 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.2%
c
Joint Repurchase Agreement , 5.232% , 4/01/24 (Maturity Value $ 84,956 )
BNP Paribas Securities Corp. (Maturity Value $41,868)
Deutsche Bank Securities, Inc. (Maturity Value $17,967)
HSBC Securities (USA), Inc. (Maturity Value $25,121)
Collateralized by U.S. Government Agency Securities, 3% - 7%, 9/20/45 - 3/20/54;
and U.S. Treasury Notes, 0.5% - 4.38%, 4/30/25 - 8/31/28 (valued at $ 86,640 ) .... $ 84,907 $ 84,907
Total Repurchase Agreements (Cost $ 84,907 ) ...................................
84,907
Total Short Term Investments (Cost $ 725,906 ) ..................................
725,906
a
Total Investments (Cost $ 45,360,430 ) 100.4% ...................................
$57,506,255
Other Assets, less Liabilities (0.4) % ...........................................
(195,173)
Net Assets 100.0% ...........................................................
$57,311,082
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2024, all repurchase agreements had been entered into on March 28, 2024.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2024
Franklin LifeSmart™ 2045 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 40,609 $ 972,809
Domestic Equity 58.4%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 118,623 5,141,104
a
Franklin Growth Fund , Class R6 ........................................ 89,341 12,244,247
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,306,730 21,378,100
a
Franklin U.S. Equity Index ETF ......................................... 192,600 8,836,488
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 120,342 6,408,212
iShares MSCI USA Quality Factor ETF ................................... 5,200 854,620
iShares Russell 2000 ETF ............................................. 10,175 2,139,803
57,002,574
Domestic Fixed Income 7.8%
a
Franklin U.S. Core Bond ETF .......................................... 176,286 3,761,943
a
Western Asset Core Plus Bond Fund , Class IS ............................. 403,239 3,774,320
7,536,263
Foreign Equity 31.9%
a
ClearBridge International Growth Fund , Class IS ............................ 34,739 2,286,510
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 508,327 5,052,767
a
Franklin International Core Equity (IU) Fund ............................... 1,189,847 14,873,085
iShares Core MSCI EAFE ETF ......................................... 30,827 2,287,979
a
Templeton Developing Markets Trust , Class R6 ............................. 183,851 3,357,117
a
Templeton Foreign Fund , Class R6 ...................................... 432,582 3,456,327
31,313,785
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 72,153,412 ) ................................................................
96,825,431
a a a a
Short Term Investments 1.1%
a
Money Market Funds 1.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .................. 1,051,951 1,051,951
Total Money Market Funds (Cost $ 1,051,951 ) ...................................
1,051,951
Principal
Amount
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement , 5.232% , 4/01/24 (Maturity Value $ 65,426 )
BNP Paribas Securities Corp. (Maturity Value $32,243)
Deutsche Bank Securities, Inc. (Maturity Value $13,837)
HSBC Securities (USA), Inc. (Maturity Value $19,346)
Collateralized by U.S. Government Agency Securities, 3% - 7%, 9/20/45 - 3/20/54;
and U.S. Treasury Notes, 0.5% - 4.38%, 4/30/25 - 8/31/28 (valued at $ 66,723 ) .... $ 65,388 65,388
Total Repurchase Agreements (Cost $ 65,388 ) ...................................
65,388
Total Short Term Investments (Cost $ 1,117,339 ) .................................
1,117,339
a
Total Investments (Cost $ 73,270,751 ) 100.2% ...................................
$97,942,770
Other Assets, less Liabilities (0.2) % ...........................................
(272,659)
Net Assets 100.0% ...........................................................
$97,670,111

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 57 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2024, all repurchase agreements had been entered into on March 28, 2024.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2024
Franklin LifeSmart™ 2050 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 19,938 $ 477,625
Domestic Equity 61.7%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 61,628 2,670,948
a
Franklin Growth Fund , Class R6 ........................................ 46,416 6,361,315
a
Franklin U.S. Core Equity (IU) Fund ..................................... 678,889 11,106,624
a
Franklin U.S. Equity Index ETF ......................................... 100,050 4,590,294
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 62,522 3,329,296
iShares MSCI USA Quality Factor ETF ................................... 2,700 443,745
iShares Russell 2000 ETF ............................................. 5,275 1,109,332
29,611,554
Domestic Fixed Income 2.5%
a
Franklin U.S. Core Bond ETF .......................................... 28,100 599,654
a
Western Asset Core Plus Bond Fund , Class IS ............................. 64,308 601,919
a
Western Asset Short-Term Bond Fund , Class IS ............................ 2 6
1,201,579
Foreign Equity 33.9%
a
ClearBridge International Growth Fund , Class IS ............................ 18,045 1,187,722
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 263,944 2,623,602
a
Franklin International Core Equity (IU) Fund ............................... 618,061 7,725,765
iShares Core MSCI EAFE ETF ......................................... 16,009 1,188,188
a
Templeton Developing Markets Trust , Class R6 ............................. 95,464 1,743,177
a
Templeton Foreign Fund , Class R6 ...................................... 224,696 1,795,323
16,263,777
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 35,545,645 ) ................................................................
47,554,535
a a a a
Short Term Investments 1.4%
a
Money Market Funds 1.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .................. 555,427 555,427
Total Money Market Funds (Cost $ 555,427 ) .....................................
555,427
Principal
Amount
Repurchase Agreements 0.3%
c
Joint Repurchase Agreement , 5.232% , 4/01/24 (Maturity Value $ 137,156 )
BNP Paribas Securities Corp. (Maturity Value $67,593)
Deutsche Bank Securities, Inc. (Maturity Value $29,007)
HSBC Securities (USA), Inc. (Maturity Value $40,556)
Collateralized by U.S. Government Agency Securities, 3% - 7%, 9/20/45 - 3/20/54;
and U.S. Treasury Notes, 0.5% - 4.38%, 4/30/25 - 8/31/28 (valued at $ 139,874 ) ... $ 137,076 137,076
Total Repurchase Agreements (Cost $ 137,076 ) ..................................
137,076
Total Short Term Investments (Cost $ 692,503 ) ..................................
692,503
a
Total Investments (Cost $ 36,238,148 ) 100.5% ...................................
$48,247,038
Other Assets, less Liabilities (0.5) % ...........................................
(253,192)
Net Assets 100.0% ...........................................................
$47,993,846

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 57 .
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2024, all repurchase agreements had been entered into on March 28, 2024.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2024
Franklin LifeSmart™ 2055 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 57 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 15,313 $ 366,830
Domestic Equity 62.3%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 47,822 2,072,627
a
Franklin Growth Fund , Class R6 ........................................ 36,018 4,936,225
a
Franklin U.S. Core Equity (IU) Fund ..................................... 526,804 8,618,520
a
Franklin U.S. Equity Index ETF ......................................... 77,625 3,561,435
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 48,499 2,582,572
iShares MSCI USA Quality Factor ETF ................................... 2,075 341,026
iShares Russell 2000 ETF ............................................. 4,100 862,230
22,974,635
Domestic Fixed Income 1.5%
a
Franklin U.S. Core Bond ETF .......................................... 12,946 276,268
a
Western Asset Core Plus Bond Fund , Class IS ............................. 29,633 277,362
553,630
Foreign Equity 34.3%
a
ClearBridge International Growth Fund , Class IS ............................ 14,003 921,696
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 204,947 2,037,177
a
Franklin International Core Equity (IU) Fund ............................... 479,630 5,995,370
iShares Core MSCI EAFE ETF ......................................... 12,430 922,555
a
Templeton Developing Markets Trust , Class R6 ............................. 74,125 1,353,516
a
Templeton Foreign Fund , Class R6 ...................................... 174,377 1,393,269
12,623,583
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 28,024,962 ) ................................................................
36,518,678
a a a a
Short Term Investments 0.9%
a
Money Market Funds 0.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .................. 339,942 339,942
Total Money Market Funds (Cost $ 339,942 ) .....................................
339,942
Total Short Term Investments (Cost $ 339,942 ) ..................................
339,942
a
Total Investments (Cost $ 28,364,904 ) 100.0% ...................................
$36,858,620
Other Assets, less Liabilities (0.0) %
†
...........................................
(23,729)
Net Assets 100.0% ...........................................................
$36,834,891
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2024
Franklin LifeSmart™ 2060 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 57 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.7%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 2,369 $ 56,751
Domestic Equity 62.1%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 7,467 323,602
a
Franklin Growth Fund , Class R6 ........................................ 5,624 770,705
a
Franklin U.S. Core Equity (IU) Fund ..................................... 82,251 1,345,628
a
Franklin U.S. Equity Index ETF ......................................... 12,100 555,148
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 7,580 403,635
iShares MSCI USA Quality Factor ETF ................................... 325 53,414
iShares Russell 2000 ETF ............................................. 650 136,695
3,588,827
Domestic Fixed Income 1.4%
a
Franklin U.S. Core Bond ETF .......................................... 2,000 42,680
a
Western Asset Core Plus Bond Fund , Class IS ............................. 4,627 43,304
85,984
Foreign Equity 34.2%
a
ClearBridge International Growth Fund , Class IS ............................ 2,186 143,908
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 31,999 318,072
a
Franklin International Core Equity (IU) Fund ............................... 74,886 936,075
iShares Core MSCI EAFE ETF ......................................... 1,939 143,913
a
Templeton Developing Markets Trust , Class R6 ............................. 11,573 211,328
a
Templeton Foreign Fund , Class R6 ...................................... 27,227 217,541
1,970,837
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 4,853,293 ) .................................................................
5,702,399
a a a a
Short Term Investments 1.1%
a
Money Market Funds 1.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .................. 65,348 65,348
Total Money Market Funds (Cost $ 65,348 ) ......................................
65,348
Total Short Term Investments (Cost $ 65,348 ) ...................................
65,348
a
Total Investments (Cost $ 4,918,641 ) 99.8% .....................................
$5,767,747
Other Assets, less Liabilities 0.2% .............................................
9,133
Net Assets 100.0% ...........................................................
$5,776,880
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2024
Franklin Moderate Allocation Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 698,198 $ 16,725,682
Domestic Equity 48.6%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 1,692,520 73,353,800
a
Franklin Growth Fund , Class R6 ........................................ 1,279,196 175,313,820
a
Franklin U.S. Core Equity (IU) Fund ..................................... 23,881,600 390,702,977
a
Franklin U.S. Equity Index ETF ......................................... 913,575 41,914,821
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,723,292 91,765,299
iShares MSCI USA Quality Factor ETF ................................... 74,475 12,239,966
iShares Russell 2000 ETF ............................................. 145,825 30,666,998
815,957,681
Domestic Fixed Income 32.7%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 4,630,293 41,117,003
a
Franklin Investment Grade Corporate ETF ................................. 1,240,773 26,490,504
a
Franklin U.S. Core Bond ETF .......................................... 9,917,991 211,649,928
a
Franklin U.S. Treasury Bond ETF ....................................... 5,160,822 105,745,243
iShares Floating Rate Bond ETF ........................................ 518,175 26,458,016
a
Western Asset Core Plus Bond Fund , Class IS ............................. 11,910,318 111,480,578
a
Western Asset Short-Term Bond Fund , Class IS ............................ 7,276,264 26,558,363
549,499,635
Foreign Equity 14.5%
a
ClearBridge International Growth Fund , Class IS ............................ 272,371 17,927,441
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,818,802 37,958,895
a
Franklin International Core Equity (IU) Fund ............................... 9,433,818 117,922,722
iShares Core MSCI EAFE ETF ......................................... 224,197 16,639,901
a
Templeton Developing Markets Trust , Class R6 ............................. 1,409,248 25,732,869
a
Templeton Foreign Fund , Class R6 ...................................... 3,391,963 27,101,788
243,283,616
Foreign Fixed Income 2.4%
a
Franklin High Yield Corporate ETF ...................................... 891,195 21,148,057
a
Franklin International Aggregate Bond ETF ................................ 871,388 17,628,179
38,776,236
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 1,341,858,362 ) ..............................................................
1,664,242,850
a a a a
Short Term Investments 0.7%
a
Money Market Funds 0.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .................. 10,490,605 10,490,605
Total Money Market Funds (Cost $ 10,490,605 ) ..................................
10,490,605

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Moderate Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 57 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement , 5.232% , 4/01/24 (Maturity Value $ 1,899,529 )
BNP Paribas Securities Corp. (Maturity Value $936,126)
Deutsche Bank Securities, Inc. (Maturity Value $401,731)
HSBC Securities (USA), Inc. (Maturity Value $561,672)
Collateralized by U.S. Government Agency Securities, 3% - 7%, 9/20/45 - 3/20/54;
and U.S. Treasury Notes, 0.5% - 4.38%, 4/30/25 - 8/31/28 (valued at $ 1,937,179 ) . $ 1,898,425 $ 1,898,425
Total Repurchase Agreements (Cost $ 1,898,425 ) ................................
1,898,425
Total Short Term Investments (Cost $ 12,389,030 ) ................................
12,389,030
a
Total Investments (Cost $ 1,354,247,392 ) 99.9% ..................................
$1,676,631,880
Other Assets, less Liabilities 0.1% .............................................
1,541,883
Net Assets 100.0% ...........................................................
$1,678,173,763
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2024, all repurchase agreements had been entered into on March 28, 2024.

Franklin Fund Allocator Series

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds, fifteen of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC)
website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the
NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in FT Underlying Funds
Certain or all Funds invest in FT Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT
Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the period ended March 31, 2024, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 35,532,536 $ 2,266,902 $ (1,082,940) $ (292,347) $ (1,612,629) $ 34,811,522 3,920,216 $ 183,016
2. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
ClearBridge International Growth
Fund, Class IS ............ $ 6,472,793 $ 100,104 $ (492,341) $ 32,575 $ 479,298 $ 6,592,429 100,158 $ —
ClearBridge Large Cap Value Fund,
Class IS ................. 26,439,391 889,675 (2,025,295) 70,611 1,696,555 27,070,937 624,618 95,990
Franklin Emerging Market Core
Equity (IU) Fund ........... 13,340,652 958,898 (861,695) (62,088) 668,076 14,043,843 1,412,862 —
Franklin Growth Fund, Class R6 . 63,091,507 826,053 (6,143,947) 561,045 6,135,010 64,469,668 470,410 —
Franklin High Yield Corporate ETF 18,243,540 374,846 (929,979) (99,379) 316,040 17,905,068 754,533 190,065
Franklin International Aggregate
Bond ETF ................ 15,322,392 350,352 (622,880) (164,457) 39,599 14,925,006 737,766 —
Franklin International Core Equity
(IU) Fund ................ 42,320,816 840,339 (2,983,993) 209,425 2,977,199 43,363,786 3,469,103 —
Franklin Investment Grade
Corporate ETF ............ 22,880,435 804,919 (935,867) (106,932) (214,081) 22,428,474 1,050,514 205,892
Franklin Systematic Style Premia
ETF .................... 8,696,285 167,195 (759,603) 33,831 873,776 9,011,484 376,176 —
Franklin U.S. Core Bond ETF ... 179,960,360 7,170,881 (5,590,812) (1,028,983) (1,317,524) 179,193,922 8,397,091 1,045,415
Franklin U.S. Core Equity (IU) Fund 140,498,475 5,396,686 (21,844,663) 3,566,523 16,060,530 143,677,551 8,782,246 —
Franklin U.S. Equity Index ETF . 14,968,633 2,778,221 (3,585,038) 392,833 857,590 15,412,239 335,925 33,134
Franklin U.S. Large Cap Multifactor
Index ETF ............... 33,011,646 — (2,949,496) 405,615 3,276,920 33,744,685 633,703 68,879
Franklin U.S. Treasury Bond ETF 59,583,178 34,326,065 (3,157,876) (739,621) (482,494) 89,529,252 4,369,412 425,593
Institutional Fiduciary Trust - Money
Market Portfolio, 4.997% ...... 2,128,612 22,985,762 (19,381,531) — — 5,732,843 5,732,843 72,862
Templeton Developing Markets
Trust, Class R6 ............ 9,751,940 392,602 (1,049,468) (124,397) 407,745 9,378,422 513,605 —
Templeton Foreign Fund, Class R6 9,717,617 692,456 (632,412) 5,313 183,634 9,966,608 1,247,385 —
Western Asset Core Plus Bond
Fund, Class IS ............ 100,478,405 3,754,571 (7,586,084) (2,048,142) (211,303) 94,387,447 10,084,129 1,077,400
Western Asset Short-Term Bond
Fund, Class IS ............ 22,616,221 733,254 (802,542) (35,172) (25,477) 22,486,284 6,160,626 219,694
Total Non-Controlled Affiliates $825,055,434 $85,809,781 $(83,418,462) $576,253 $30,108,464 $858,131,470 $3,617,940
Total Affiliated Securities .... $825,055,434 $85,809,781 $(83,418,462) $576,253 $30,108,464 $858,131,470 $3,617,940
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . 230,947,089 — (8,313,014) 410,489 24,141,439 247,186,003 1,803,619 —
Franklin Growth Opportunities
Fund, Class R6 ............ 251,269,180 — (31,754,250) 2,248,035 28,649,062 250,412,027 4,411,769 —
Franklin Mutual Shares Fund, Class
R6 ..................... 209,518,825 21,149,587 (3,015,428) 92,379 19,168,861 246,914,224 9,292,970 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Corefolio Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Institutional Fiduciary Trust - Money
Market Portfolio, 4.997% ...... $ 1,179 $ 4,924,785 $ (4,925,141) $ — $ — $ 823 823 $ 2,069
Templeton Growth Fund, Inc., Class
R6 ..................... 222,226,088 12,029,522 (3,070,112) 119,223 16,642,248 247,946,969 9,026,100 —
Total Non-Controlled Affiliates $913,962,361 $38,103,894 $(51,077,945) $2,870,126 $88,601,610 $992,460,046 $2,069
Total Affiliated Securities .... $913,962,361 $38,103,894 $(51,077,945) $2,870,126 $88,601,610 $992,460,046 $2,069
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 36,237,958 2,742,846 (1,103,962) (124,080) 1,825,462 39,578,224 3,981,713 —
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 14,223,395 1,067,454 (503,057) (129,602) (621,311) 14,036,879 1,580,730 72,959
ClearBridge International Growth
Fund, Class IS ............ 17,656,450 252,947 (513,464) 30,593 1,387,735 18,814,261 285,844 —
ClearBridge Large Cap Value Fund,
Class IS ................. 72,098,193 2,982,160 (2,768,876) 78,871 4,861,493 77,251,841 1,782,461 270,832
Franklin Growth Fund, Class R6 . 174,044,468 374,370 (8,903,584) 574,109 17,892,985 183,982,348 1,342,447 —
Franklin High Yield Corporate ETF 7,304,631 382,436 (553,421) (40,131) 125,887 7,219,402 304,231 74,409
Franklin International Aggregate
Bond ETF ................ 6,135,331 315,487 (382,907) (96,153) 46,141 6,017,899 297,474 —
Franklin International Core Equity
(IU) Fund ................ 115,442,847 2,877,984 (3,441,498) 92,729 8,783,543 123,755,605 9,900,448 —
Franklin Investment Grade
Corporate ETF ............ 9,161,624 609,611 (602,987) (59,107) (65,879) 9,043,262 423,572 80,948
Franklin Systematic Style Premia
ETF .................... 12,133,894 352,902 (454,440) 14,364 1,276,299 13,323,019 556,157 —
Franklin U.S. Core Bond ETF ... 72,059,201 4,560,471 (3,453,480) (600,842) (311,034) 72,254,316 3,385,863 409,642
Franklin U.S. Core Equity (IU) Fund 305,126,935 — (26,937,480) 2,088,898 39,797,344 320,075,697 19,564,529 —
Franklin U.S. Equity Index ETF . 116,704,561 13,299,236 (8,460,408) 148,387 12,245,708 133,937,484 2,919,300 296,610
Franklin U.S. Large Cap Multifactor
Index ETF ............... 90,020,249 272,825 (4,196,278) 353,400 9,852,482 96,302,678 1,808,501 193,962
Franklin U.S. Treasury Bond ETF 23,858,015 14,397,415 (1,680,078) (282,627) (193,074) 36,099,651 1,761,818 167,171
Institutional Fiduciary Trust - Money
Market Portfolio, 4.997% ...... 6,207,441 35,297,233 (32,316,114) — — 9,188,560 9,188,560 111,710
Templeton Developing Markets
Trust, Class R6 ............ 26,787,077 981,830 (1,311,223) (171,457) 975,565 27,261,792 1,492,979 —
Templeton Foreign Fund, Class R6 26,507,551 2,222,548 (851,532) 2,985 559,799 28,441,351 3,559,618 —
Western Asset Core Plus Bond
Fund, Class IS ............ 40,233,942 2,537,027 (3,830,798) (923,924) 41,048 38,057,295 4,065,950 424,259
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 9,057,382 $ 579,659 $ (548,074) $ (11,886) $ (10,595) $ 9,066,486 2,483,969 $ 86,536
Total Non-Controlled Affiliates $1,144,763,187 $83,363,595 $(101,709,699) $1,068,607 $96,644,136 $1,224,129,826 $2,189,038
Total Affiliated Securities .... $1,181,001,145 $86,106,441 $(102,813,661) $944,527 $98,469,598 $1,263,708,050 $2,189,038
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,313,314 11,093 (118,155) (27,783) (94,229) 2,084,240 234,712 11,093
ClearBridge Tactical Dividend
Income Fund, Class IS ....... 5,526,588 49,948 (301,449) 677 322,564 5,598,328 244,042 49,948
Franklin High Yield Corporate ETF 2,055,805 — (111,781) (14,315) 38,220 1,967,929 82,930 21,324
Franklin International Core Dividend
Tilt Index ETF ............. 1,316,440 — (71,666) 3,751 54,365 1,302,890 40,475 752
Franklin Investment Grade
Corporate ETF ............ 2,661,486 — (144,065) (39,385) 1,318 2,479,354 116,129 23,276
Franklin U.S. Core Bond ETF ... 5,208,669 — (278,246) (51,710) (17,055) 4,861,658 227,819 29,119
Franklin U.S. Core Equity (IU) Fund 1,084,545 — (61,549) 16,025 133,382 1,172,403 71,663 —
Franklin U.S. Government
Securities Fund, Class R6 ..... 3,133,651 25,619 (165,996) (27,939) (26,448) 2,938,887 579,662 25,619
Institutional Fiduciary Trust - Money
Market Portfolio, 4.997% ...... 1,101,739 2,024,633 (2,045,247) — — 1,081,125 1,081,125 12,783
Templeton Developing Markets
Trust, Class R6 ............ 487,991 — (25,220) (6,882) 19,846 475,735 26,053 —
Templeton Foreign Fund, Class R6 1,008,454 — (52,260) 2,133 11,555 969,882 121,387 —
Western Asset Income Fund, Class
IS ..................... 6,817,371 127,395 (364,694) (77,990) 36,457 6,538,539 1,282,067 128,789
Western Asset Short Duration High
Income Fund, Class I ........ 5,025,310 92,128 (270,375) (33,149) 31,906 4,845,820 1,009,546 93,119
Total Non-Controlled Affiliates $37,741,363 $2,330,816 $(4,010,703) $(256,567) $511,881 $36,316,790 $395,822
Total Affiliated Securities .... $37,741,363 $2,330,816 $(4,010,703) $(256,567) $511,881 $36,316,790 $395,822
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,087,048 103,416 (107,173) (28,454) (29,270) 1,025,567 115,492 5,409
ClearBridge International Growth
Fund, Class IS ............ 381,221 5,779 (54,804) 2,485 25,551 360,232 5,473 —
ClearBridge Large Cap Value Fund,
Class IS ................. 852,285 35,929 (130,312) 13,970 38,555 810,427 18,699 2,882
Franklin Emerging Market Core
Equity (IU) Fund ........... 824,345 34,189 (94,715) (10,478) 42,631 795,972 80,078 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Growth Fund, Class R6 . $ 2,033,799 $ 31,165 $ (337,765) $ 113,279 $ 89,542 $ 1,930,020 14,083 $ —
Franklin High Yield Corporate ETF 558,177 21,234 (58,698) (6,137) 12,539 527,115 22,213 5,644
Franklin International Aggregate
Bond ETF ................ 468,379 23,700 (48,657) (12,398) 8,392 439,416 21,721 —
Franklin International Core Equity
(IU) Fund ................ 2,492,364 41,397 (363,681) 27,823 145,340 2,343,243 187,459 —
Franklin Investment Grade
Corporate ETF ............ 700,604 41,034 (71,639) (10,975) 1,289 660,313 30,928 6,094
Franklin Systematic Style Premia
ETF .................... 295,198 5,536 (40,594) 1,653 28,308 290,101 12,110 —
Franklin U.S. Core Bond ETF ... 5,511,219 398,223 (558,813) (99,527) 27,625 5,278,727 247,363 31,042
Franklin U.S. Core Equity (IU) Fund 4,528,984 176,049 (986,859) 253,399 341,804 4,313,377 263,654 —
Franklin U.S. Equity Index ETF . 481,751 82,310 (153,050) 27,487 9,979 448,477 9,775 979
Franklin U.S. Large Cap Multifactor
Index ETF ............... 1,063,106 15,458 (180,907) 34,365 77,225 1,009,247 18,953 2,053
Franklin U.S. Treasury Bond ETF 1,824,228 1,088,350 (238,103) (41,737) 4,796 2,637,534 128,723 12,612
Institutional Fiduciary Trust - Money
Market Portfolio, 4.997% ...... 164,927 2,144,411 (2,127,962) — — 181,376 181,376 2,264
Templeton Developing Markets
Trust, Class R6 ............ 582,832 48,925 (118,182) (13,470) 28,711 528,816 28,960 —
Templeton Foreign Fund, Class R6 572,338 37,233 (73,548) 5,097 3,502 544,622 68,163 —
Western Asset Core Plus Bond
Fund, Class IS ............ 3,077,238 177,006 (404,780) (109,977) 41,213 2,780,700 297,083 32,161
Western Asset Short-Term Bond
Fund, Class IS ............ 692,612 41,205 (69,603) (5,372) 3,617 662,459 181,496 6,558
Total Non-Controlled Affiliates $28,192,655 $4,552,549 $(6,219,845) $141,033 $901,349 $27,567,741 $107,698
Total Affiliated Securities .... $28,192,655 $4,552,549 $(6,219,845) $141,033 $901,349 $27,567,741 $107,698
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 3,319,712 320,179 (105,728) (27,991) (151,466) 3,354,706 377,782 17,581
ClearBridge International Growth
Fund, Class IS ............ 1,671,512 2,642 (112,271) 7,347 122,768 1,691,998 25,706 —
ClearBridge Large Cap Value Fund,
Class IS ................. 3,735,880 116,827 (294,852) 16,454 230,757 3,805,066 87,796 13,451
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,609,671 177,047 (201,910) (19,779) 175,814 3,740,843 376,342 —
Franklin Growth Fund, Class R6 . 8,914,864 — (783,628) 126,227 804,423 9,061,886 66,121 —
Franklin High Yield Corporate ETF 1,706,502 55,551 (57,492) (5,442) 26,123 1,725,242 72,703 18,223
Franklin International Aggregate
Bond ETF ................ 1,431,031 66,203 (47,767) (12,504) 1,046 1,438,009 71,083 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin International Core Equity
(IU) Fund ................ $ 10,928,089 $ 205,271 $ (940,042) $ 77,139 $ 735,617 $ 11,006,074 880,486 $ —
Franklin Investment Grade
Corporate ETF ............ 2,140,380 121,728 (70,856) (15,150) (15,162) 2,160,940 101,215 19,775
Franklin Systematic Style Premia
ETF .................... 1,092,957 20,484 (77,435) 3,132 111,517 1,150,655 48,033 —
Franklin U.S. Core Bond ETF ... 16,834,046 1,200,680 (545,404) (101,381) (119,976) 17,267,965 809,183 100,279
Franklin U.S. Core Equity (IU) Fund 19,852,245 467,500 (2,801,746) 525,858 2,208,307 20,252,164 1,237,907 —
Franklin U.S. Equity Index ETF . 2,114,296 353,086 (531,788) 90,764 82,975 2,109,333 45,975 4,608
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,663,962 — (433,661) 71,747 440,450 4,742,498 89,061 9,641
Franklin U.S. Treasury Bond ETF 5,573,561 3,414,095 (244,469) (42,297) (73,309) 8,627,581 421,063 40,863
Institutional Fiduciary Trust - Money
Market Portfolio, 4.997% ...... 404,403 4,736,190 (4,626,971) — — 513,622 513,622 10,382
Templeton Developing Markets
Trust, Class R6 ............ 2,565,806 184,359 (341,148) (43,469) 119,787 2,485,335 136,108 —
Templeton Foreign Fund, Class R6 2,509,499 140,126 (139,622) 4,179 43,760 2,557,942 320,143 —
Western Asset Core Plus Bond
Fund, Class IS ............ 9,399,396 537,225 (628,572) (171,357) (40,836) 9,095,856 971,779 102,712
Western Asset Short-Term Bond
Fund, Class IS ............ 2,115,581 125,172 (68,029) (5,345) (445) 2,166,934 593,681 20,946
Total Non-Controlled Affiliates $104,583,393 $12,244,365 $(13,053,391) $478,132 $4,702,150 $108,954,649 $358,461
Total Affiliated Securities .... $104,583,393 $12,244,365 $(13,053,391) $478,132 $4,702,150 $108,954,649 $358,461
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,511,702 181,682 (20,210) (5,492) (77,060) 1,590,622 179,124 8,279
ClearBridge International Growth
Fund, Class IS ............ 1,111,715 19,474 (42,893) 2,024 86,571 1,176,891 17,880 —
ClearBridge Large Cap Value Fund,
Class IS ................. 2,486,207 91,694 (100,406) 2,543 166,457 2,646,495 61,064 9,291
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,392,445 177,309 (78,304) 1,836 105,578 2,598,864 261,455 —
Franklin Growth Fund, Class R6 . 5,932,774 87,982 (351,105) 18,445 614,747 6,302,843 45,989 —
Franklin High Yield Corporate ETF 774,294 46,635 (12,929) (1,254) 10,942 817,688 34,458 8,437
Franklin International Aggregate
Bond ETF ................ 651,460 44,412 (9,031) (2,268) (2,822) 681,751 33,700 —
Franklin International Core Equity
(IU) Fund ................ 7,268,271 137,158 (304,482) 16,737 537,694 7,655,378 612,430 —
Franklin Investment Grade
Corporate ETF ............ 971,595 80,585 (13,847) (2,966) (10,738) 1,024,629 47,992 9,175
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Systematic Style Premia
ETF .................... $ 628,629 $ 25,351 $ (29,010) $ 866 $ 66,143 $ 691,979 28,886 $ —
Franklin U.S. Core Bond ETF ... 7,642,216 750,410 (105,349) (19,378) (80,723) 8,187,176 383,654 46,456
Franklin U.S. Core Equity (IU) Fund 13,211,611 529,689 (1,515,722) 185,749 1,674,629 14,085,956 861,000 —
Franklin U.S. Equity Index ETF . 1,406,756 258,930 (317,059) 48,452 69,934 1,467,013 31,975 3,181
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,103,041 11,644 (164,454) 14,680 333,980 3,298,891 61,951 6,653
Franklin U.S. Treasury Bond ETF 2,529,946 1,657,900 (44,562) (8,045) (44,697) 4,090,542 199,636 18,951
Institutional Fiduciary Trust - Money
Market Portfolio, 4.997% ...... 712,937 2,916,952 (3,251,709) — — 378,180 378,180 7,401
Templeton Developing Markets
Trust, Class R6 ............ 1,719,622 124,633 (170,246) (2,316) 54,977 1,726,670 94,560 —
Templeton Foreign Fund, Class R6 1,669,040 126,765 (51,064) 63 34,310 1,779,114 222,668 —
Western Asset Core Plus Bond
Fund, Class IS ............ 4,267,097 302,853 (161,025) (43,335) (53,012) 4,312,578 460,745 47,584
Western Asset Short-Term Bond
Fund, Class IS ............ 960,425 82,683 (13,097) (791) (1,823) 1,027,397 281,479 9,705
Total Non-Controlled Affiliates $60,951,783 $7,654,741 $(6,756,504) $205,550 $3,485,087 $65,540,657 $175,113
Total Affiliated Securities .... $60,951,783 $7,654,741 $(6,756,504) $205,550 $3,485,087 $65,540,657 $175,113
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,160,214 246,771 (10,321) (2,897) (114,909) 2,278,858 256,628 11,844
ClearBridge International Growth
Fund, Class IS ............ 2,443,406 20,483 (70,309) 4,258 190,426 2,588,264 39,323 —
ClearBridge Large Cap Value Fund,
Class IS ................. 5,462,294 182,376 (193,568) 5,517 365,832 5,822,451 134,344 20,411
Franklin Emerging Market Core
Equity (IU) Fund ........... 5,255,477 340,032 (112,191) (9,624) 246,445 5,720,139 575,467 —
Franklin Growth Fund, Class R6 . 13,034,561 101,846 (659,236) 42,720 1,346,815 13,866,706 101,180 —
Franklin High Yield Corporate ETF 1,111,525 61,446 (15,314) (1,383) 15,276 1,171,550 49,370 12,058
Franklin International Aggregate
Bond ETF ................ 931,048 57,554 (4,520) (1,190) (6,046) 976,846 48,287 —
Franklin International Core Equity
(IU) Fund ................ 15,974,688 192,820 (549,859) 37,393 1,180,941 16,835,983 1,346,879 —
Franklin Investment Grade
Corporate ETF ............ 1,393,954 104,504 (11,199) (2,381) (17,151) 1,467,727 68,746 13,112
Franklin Systematic Style Premia
ETF .................... 1,220,519 45,408 (50,142) 1,481 128,434 1,345,700 56,175 —
Franklin U.S. Core Bond ETF ... 10,965,448 961,145 (54,082) (10,344) (132,316) 11,729,851 549,665 66,391
Franklin U.S. Core Equity (IU) Fund 29,026,351 890,733 (3,010,359) 225,338 3,858,003 30,990,066 1,894,258 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin U.S. Equity Index ETF . $ 3,092,366 $ 561,825 $ (686,814) $ 122,232 $ 138,049 $ 3,227,658 70,350 $ 6,981
Franklin U.S. Large Cap Multifactor
Index ETF ............... 6,819,236 2,583 (329,997) 39,428 726,778 7,258,028 136,301 14,604
Franklin U.S. Treasury Bond ETF 3,630,568 2,332,151 (26,999) (4,864) (70,470) 5,860,386 286,012 27,082
Institutional Fiduciary Trust - Money
Market Portfolio, 4.997% ...... 167,891 4,956,695 (4,117,878) — — 1,006,708 1,006,708 13,442
Templeton Developing Markets
Trust, Class R6 ............ 3,784,328 251,118 (351,115) (45,577) 161,693 3,800,447 208,130 —
Templeton Foreign Fund, Class R6 3,668,343 244,398 (75,951) 2,101 73,762 3,912,653 489,694 —
Western Asset Core Plus Bond
Fund, Class IS ............ 6,122,530 404,245 (210,479) (57,084) (80,714) 6,178,498 660,096 68,106
Western Asset Short-Term Bond
Fund, Class IS ............ 1,378,083 106,520 (8,956) (364) (3,363) 1,471,920 403,266 13,890
Total Non-Controlled Affiliates $117,642,830 $12,064,653 $(10,549,289) $344,760 $8,007,485 $127,510,439 $267,921
Total Affiliated Securities .... $117,642,830 $12,064,653 $(10,549,289) $344,760 $8,007,485 $127,510,439 $267,921
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 1,143,148 9,712 (23,349) 1,489 89,538 1,220,538 18,544 —
ClearBridge Large Cap Value Fund,
Class IS ................. 2,555,586 98,150 (82,687) 1,321 172,683 2,745,053 63,338 9,576
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,441,885 192,555 (48,570) (6,867) 118,545 2,697,548 271,383 —
Franklin Growth Fund, Class R6 . 6,169,181 42,027 (322,107) 15,699 632,890 6,537,690 47,703 —
Franklin High Yield Corporate ETF 342,177 21,289 (5,867) (547) 4,783 361,835 15,248 3,699
Franklin International Core Equity
(IU) Fund ................ 7,473,832 147,499 (252,451) 6,359 564,012 7,939,251 635,140 —
Franklin Investment Grade
Corporate ETF ............ 428,834 35,179 (4,781) (1,013) (5,001) 453,218 21,228 4,024
Franklin Systematic Style Premia
ETF .................... 512,824 20,057 (17,076) 28 54,595 570,428 23,812 —
Franklin U.S. Core Bond ETF ... 3,375,466 319,571 (29,112) (5,438) (38,513) 3,621,974 169,727 20,376
Franklin U.S. Core Equity (IU) Fund 10,815,466 — (873,941) 152,871 1,320,242 11,414,638 697,716 —
Franklin U.S. Equity Index ETF . 4,135,988 234,458 (89,224) 4,385 432,004 4,717,611 102,825 10,430
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,189,700 16,915 (144,544) 7,504 351,312 3,420,887 64,242 6,833
Franklin U.S. Treasury Bond ETF 1,117,178 729,956 (14,249) (2,584) (20,604) 1,809,697 88,321 8,314
Institutional Fiduciary Trust - Money
Market Portfolio, 4.997% ...... 308,445 1,928,101 (1,595,547) — — 640,999 640,999 6,078
Templeton Developing Markets
Trust, Class R6 ............ 1,781,865 129,423 (173,280) (23,531) 77,797 1,792,274 98,153 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 1,716,215 $ 125,370 $ (32,597) $ 154 $ 35,863 $ 1,845,005 230,914 $ —
Western Asset Core Plus Bond
Fund, Class IS ............ 1,884,719 143,940 (78,507) (22,065) (20,298) 1,907,789 203,824 20,883
Western Asset Short-Term Bond
Fund, Class IS ............ 424,242 34,897 (3,498) (150) (994) 454,497 124,520 4,260
Total Non-Controlled Affiliates $49,816,751 $4,229,099 $(3,791,387) $127,615 $3,768,854 $54,150,932 $94,473
Total Affiliated Securities .... $49,816,751 $4,229,099 $(3,791,387) $127,615 $3,768,854 $54,150,932 $94,473
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 2,116,749 47,624 (47,489) 1,615 168,011 2,286,510 34,739 —
ClearBridge Large Cap Value Fund,
Class IS ................. 4,733,010 227,900 (144,258) 1,652 322,800 5,141,104 118,623 17,911
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,514,017 408,927 (79,399) (8,491) 217,713 5,052,767 508,327 —
Franklin Growth Fund, Class R6 . 11,425,471 198,503 (586,463) 21,840 1,184,896 12,244,247 89,341 —
Franklin International Core Equity
(IU) Fund ................ 13,839,193 337,117 (367,831) 8,322 1,056,284 14,873,085 1,189,847 —
Franklin Systematic Style Premia
ETF .................... 864,571 35,443 (19,680) 243 92,232 972,809 40,609 —
Franklin U.S. Core Bond ETF ... 3,590,239 314,828 (97,661) (16,669) (28,794) 3,761,943 176,286 21,063
Franklin U.S. Core Equity (IU) Fund 20,030,536 — (1,396,909) 452,470 2,292,003 21,378,100 1,306,730 —
Franklin U.S. Equity Index ETF . 7,661,202 544,524 (181,735) 5,009 807,488 8,836,488 192,600 19,503
Franklin U.S. Large Cap Multifactor
Index ETF ............... 5,908,547 120,025 (288,175) 12,795 655,020 6,408,212 120,342 12,782
Institutional Fiduciary Trust - Money
Market Portfolio, 4.997% ...... 349,503 3,235,853 (2,533,405) — — 1,051,951 1,051,951 10,264
Templeton Developing Markets
Trust, Class R6 ............ 3,318,948 250,993 (314,254) (43,427) 144,857 3,357,117 183,851 —
Templeton Foreign Fund, Class R6 3,177,885 274,183 (64,076) 495 67,840 3,456,327 432,582 —
Western Asset Core Plus Bond
Fund, Class IS ............ 3,600,983 328,419 (74,132) (17,768) (63,182) 3,774,320 403,239 41,000
Total Non-Controlled Affiliates $85,130,854 $6,324,339 $(6,195,467) $418,086 $6,917,168 $92,594,980 $122,523
Total Affiliated Securities .... $85,130,854 $6,324,339 $(6,195,467) $418,086 $6,917,168 $92,594,980 $122,523
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 1,064,121 41,002 (4,514) 66 87,047 1,187,722 18,045 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
ClearBridge Large Cap Value Fund,
Class IS ................. $ 2,378,783 $ 160,125 $ (35,184) $ 243 $ 166,981 $ 2,670,948 61,628 $ 9,265
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,263,490 267,881 (16,065) (1,630) 109,926 2,623,602 263,944 —
Franklin Growth Fund, Class R6 . 5,742,365 181,301 (182,588) 6,006 614,231 6,361,315 46,416 —
Franklin International Core Equity
(IU) Fund ................ 6,957,196 320,501 (98,905) 4 546,969 7,725,765 618,061 —
Franklin Systematic Style Premia
ETF .................... 410,549 28,222 (5,629) 67 44,416 477,625 19,938 —
Franklin U.S. Core Bond ETF ... 589,686 64,968 (47,937) (1,764) (5,299) 599,654 28,100 3,285
Franklin U.S. Core Equity (IU) Fund 10,067,241 179,174 (547,360) 72,790 1,334,779 11,106,624 678,889 —
Franklin U.S. Equity Index ETF . 3,849,850 351,120 (27,784) 763 416,345 4,590,294 100,050 10,090
Franklin U.S. Large Cap Multifactor
Index ETF ............... 2,969,234 103,835 (86,430) 2,800 339,857 3,329,296 62,522 6,610
Institutional Fiduciary Trust - Money
Market Portfolio, 4.997% ...... 313,460 1,365,936 (1,123,969) — — 555,427 555,427 5,277
Templeton Developing Markets
Trust, Class R6 ............ 1,666,680 161,062 (137,588) (19,533) 72,556 1,743,177 95,464 —
Templeton Foreign Fund, Class R6 1,597,562 168,934 (7,625) 70 36,382 1,795,323 224,696 —
Western Asset Core Plus Bond
Fund, Class IS ............ 591,854 67,391 (44,467) (657) (12,202) 601,919 64,308 6,558
Western Asset Short-Term Bond
Fund, Class IS ............ 6 — — — — 6 2 —
Total Non-Controlled Affiliates $40,462,077 $3,461,452 $(2,366,045) $59,225 $3,751,988 $45,368,697 $41,085
Total Affiliated Securities .... $40,462,077 $3,461,452 $(2,366,045) $59,225 $3,751,988 $45,368,697 $41,085
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 837,457 23,238 (7,004) 367 67,638 921,696 14,003 —
ClearBridge Large Cap Value Fund,
Class IS ................. 1,871,945 120,915 (50,860) 569 130,058 2,072,627 47,822 7,231
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,783,287 186,700 (17,393) (2,862) 87,445 2,037,177 204,947 —
Franklin Growth Fund, Class R6 . 4,518,859 111,177 (176,973) 5,636 477,526 4,936,225 36,018 —
Franklin International Core Equity
(IU) Fund ................ 5,475,307 216,635 (123,906) 1,969 425,365 5,995,370 479,630 —
Franklin Systematic Style Premia
ETF .................... 319,619 16,169 (3,377) 23 34,396 366,830 15,313 —
Franklin U.S. Core Bond ETF ... 292,324 32,994 (45,773) (354) (2,923) 276,268 12,946 1,512
Franklin U.S. Core Equity (IU) Fund 7,922,253 137,879 (538,878) 36,790 1,060,476 8,618,520 526,804 —
Franklin U.S. Equity Index ETF . 3,029,936 238,641 (32,401) 1,256 324,003 3,561,435 77,625 7,823
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin U.S. Large Cap Multifactor
Index ETF ............... $ 2,337,039 $ 66,469 $ (87,991) $ 2,070 $ 264,985 $ 2,582,572 48,499 $ 5,124
Institutional Fiduciary Trust - Money
Market Portfolio, 4.997% ...... 236,168 1,326,886 (1,223,112) — — 339,942 339,942 3,772
Templeton Developing Markets
Trust, Class R6 ............ 1,311,487 120,079 (119,603) (16,340) 57,893 1,353,516 74,125 —
Templeton Foreign Fund, Class R6 1,257,276 126,950 (19,428) 120 28,351 1,393,269 174,377 —
Western Asset Core Plus Bond
Fund, Class IS ............ 293,346 33,288 (43,178) (508) (5,586) 277,362 29,633 3,093
Total Non-Controlled Affiliates $31,486,303 $2,758,020 $(2,489,877) $28,736 $2,949,627 $34,732,809 $28,555
Total Affiliated Securities .... $31,486,303 $2,758,020 $(2,489,877) $28,736 $2,949,627 $34,732,809 $28,555
Franklin LifeSmart™ 2060 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 121,671 14,024 (2,126) 40 10,299 143,908 2,186 —
ClearBridge Large Cap Value Fund,
Class IS ................. 271,967 39,572 (7,931) (6) 20,000 323,602 7,467 1,126
Franklin Emerging Market Core
Equity (IU) Fund ........... 258,560 52,532 (6,091) (1,590) 14,661 318,072 31,999 —
Franklin Growth Fund, Class R6 . 656,526 69,207 (28,314) (1,189) 74,475 770,705 5,624 —
Franklin International Core Equity
(IU) Fund ................ 795,474 98,146 (22,840) (858) 66,153 936,075 74,886 —
Franklin Systematic Style Premia
ETF .................... 46,418 5,800 (563) (3) 5,099 56,751 2,369 —
Franklin U.S. Core Bond ETF ... 42,159 9,587 (8,595) 30 (501) 42,680 2,000 227
Franklin U.S. Core Equity (IU) Fund 1,150,996 112,120 (83,830) 1,114 165,228 1,345,628 82,251 —
Franklin U.S. Equity Index ETF . 440,132 73,472 (7,647) 132 49,059 555,148 12,100 1,200
Franklin U.S. Large Cap Multifactor
Index ETF ............... 339,051 38,022 (13,709) 322 39,949 403,635 7,580 786
Institutional Fiduciary Trust - Money
Market Portfolio, 4.997% ...... 94,853 273,600 (303,105) — — 65,348 65,348 773
Templeton Developing Markets
Trust, Class R6 ............ 191,056 32,656 (18,888) (3,981) 10,485 211,328 11,573 —
Templeton Foreign Fund, Class R6 182,664 36,302 (6,150) (77) 4,802 217,541 27,227 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2060 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Core Plus Bond
Fund, Class IS ............ $ 42,616 $ 9,150 $ (7,570) $ (18) $ (874) $ 43,304 4,627 $ 473
Total Non-Controlled Affiliates $4,634,143 $864,190 $(517,359) $(6,084) $458,835 $5,433,725 $4,585
Total Affiliated Securities .... $4,634,143 $864,190 $(517,359) $(6,084) $458,835 $5,433,725 $4,585
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 35,295,411 2,369,148 (1,334,167) (130,273) 1,758,776 37,958,895 3,818,802 —
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 40,799,789 3,178,315 (670,976) (179,679) (2,010,446) 41,117,003 4,630,293 214,783
ClearBridge International Growth
Fund, Class IS ............ 17,065,760 226,790 (731,761) 50,958 1,315,694 17,927,441 272,371 —
ClearBridge Large Cap Value Fund,
Class IS ................. 71,152,721 2,282,706 (4,829,115) 119,477 4,628,011 73,353,800 1,692,520 259,353
Franklin Growth Fund, Class R6 . 166,310,770 1,729,029 (10,541,956) 745,373 17,070,604 175,313,820 1,279,196 —
Franklin High Yield Corporate ETF 20,948,797 792,830 (846,260) (83,598) 336,288 21,148,057 891,195 220,453
Franklin International Aggregate
Bond ETF ................ 17,594,286 708,697 (533,888) (140,519) (397) 17,628,179 871,388 —
Franklin International Core Equity
(IU) Fund ................ 111,579,997 2,338,200 (4,538,066) 152,813 8,389,778 117,922,722 9,433,818 —
Franklin Investment Grade
Corporate ETF ............ 26,273,427 1,374,738 (791,578) (89,008) (277,075) 26,490,504 1,240,773 239,445
Franklin Systematic Style Premia
ETF .................... 15,518,135 344,153 (778,087) 28,688 1,612,793 16,725,682 698,198 —
Franklin U.S. Core Bond ETF ... 206,644,306 11,136,777 (3,460,723) (636,654) (2,033,778) 211,649,928 9,917,991 1,213,226
Franklin U.S. Core Equity (IU) Fund 370,356,559 13,196,087 (45,119,974) 4,544,334 47,725,971 390,702,977 23,881,600 —
Franklin U.S. Equity Index ETF . 39,457,841 8,135,231 (9,014,423) 1,076,035 2,260,137 41,914,821 913,575 89,414
Franklin U.S. Large Cap Multifactor
Index ETF ............... 87,019,424 — (5,059,195) 602,061 9,203,009 91,765,299 1,723,292 185,841
Franklin U.S. Treasury Bond ETF 68,417,872 41,331,131 (2,604,153) (602,935) (796,672) 105,745,243 5,160,822 494,656
Institutional Fiduciary Trust - Money
Market Portfolio, 4.997% ...... 6,534,089 42,863,405 (38,906,889) — — 10,490,605 10,490,605 144,015
Templeton Developing Markets
Trust, Class R6 ............ 25,614,321 1,109,358 (1,770,685) (210,824) 990,699 25,732,869 1,409,248 —
Templeton Foreign Fund, Class R6 25,621,000 1,924,030 (976,870) 14,162 519,466 27,101,788 3,391,963 —
Western Asset Core Plus Bond
Fund, Class IS ............ 115,377,631 6,287,844 (7,606,558) (2,035,826) (542,513) 111,480,578 11,910,318 1,248,278
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2024, investments in affiliated management investment companies were as follows:
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 25,970,221 $ 1,297,380 $ (640,279) $ (25,522) $ (43,437) $ 26,558,363 7,276,264 $ 254,577
Total Non-Controlled Affiliates $1,458,256,946 $140,256,701 $(139,421,436) $3,329,336 $88,348,132 $1,550,769,679 $4,564,041
Total Affiliated Securities .... $1,493,552,357 $142,625,849 $(140,755,603) $3,199,063 $90,106,908 $1,588,728,574 $4,564,041
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Allocation Fund
Controlled Affiliates
Dividends
Franklin Systematic Style Premia
ETF ................... $ 48,171,250 $ — $ — $ — $ 5,129,738 $ 53,300,988 2,225,000 $ —
Non-Controlled Affiliates
Dividends
Franklin Senior Loan ETF .... $ 5,100,900 $ — $ — $ — $ 43,050 $ 5,143,950 210,000 $ 73,395
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% 73,636,327 119,926,149 (106,332,749) — — 87,229,727 87,229,727 1,124,070
Total Non-Controlled Affiliates $78,737,227 $ 119,926,149 $ (106,332,749) $ — $ 43,050 $92,373,677 $ 1,197,465
Total Affiliated Securities ... $126,908,477 119,926,149 (106,332,749) — $5,172,788 $145,674,665 1,197,465
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2024, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 896,693,765 $ — $ — $ 896,693,765
Short Term Investments ................... 5,732,843 385,967 — 6,118,810
Total Investments in Securities ........... $902,426,608 $385,967 $— $902,812,575
Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 992,459,223 — — 992,459,223
Short Term Investments ................... 823 — — 823
Total Investments in Securities ........... $992,460,046 $— $— $992,460,046
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 14,424,246 $ — $ 14,424,246
Air Freight & Logistics ................... 5,296,076 — — 5,296,076
Automobile Components ................. — 7,477,941 — 7,477,941
Automobiles .......................... 27,729,221 3,741,557 — 31,470,778
Banks ............................... 36,183,913 60,288,126 — 96,472,039
Beverages ........................... 4,383,067 8,111,386 — 12,494,453
Biotechnology ......................... 45,265,323 — — 45,265,323
Broadline Retail ....................... 69,252,015 — — 69,252,015
Building Products ...................... 12,125,597 3,916,132 — 16,041,729
Capital Markets ........................ 3,717,086 38,627,631 — 42,344,717
Chemicals ........................... 12,751,914 20,112,546 — 32,864,460
Commercial Services & Supplies ........... 6,096,017 — — 6,096,017
Communications Equipment .............. 15,643,421 — — 15,643,421
Construction & Engineering ............... 3,512,170 — — 3,512,170
Construction Materials .................. 4,813,308 — — 4,813,308
Consumer Finance ..................... 6,833,009 — — 6,833,009
Consumer Staples Distribution & Retail ...... 23,780,703 9,456,563 — 33,237,266
Distributors ........................... 4,350,537 — — 4,350,537
Diversified Telecommunication Services ..... — 10,121,075 — 10,121,075
Electric Utilities ........................ — 8,136,061 — 8,136,061
Electrical Equipment .................... 39,144,478 — — 39,144,478
Electronic Equipment, Instruments &
Components ........................ 4,228,935 6,319,127 — 10,548,062
Entertainment ......................... 15,236,695 11,585,545 — 26,822,240
Financial Services ...................... 44,248,226 7,221,426 — 51,469,652
Food Products ........................ — 6,561,083 — 6,561,083
Ground Transportation .................. 19,061,867 — — 19,061,867
Health Care Equipment & Supplies ......... 30,149,992 3,056,245 — 33,206,237
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Health Care Providers & Services .......... $ 59,354,701 $ — $ — $ 59,354,701
Hotels, Restaurants & Leisure ............. 39,843,858 — — 39,843,858
Household Durables .................... 11,087,328 8,103,870 — 19,191,198
Household Products .................... 22,254,210 — — 22,254,210
Independent Power and Renewable Electricity
Producers .......................... 10,089,429 — — 10,089,429
Industrial Conglomerates ................ — 18,731,755 — 18,731,755
Insurance ............................ 9,113,229 22,329,371 — 31,442,600
Interactive Media & Services .............. 70,124,553 — — 70,124,553
IT Services ........................... 30,987,648 — — 30,987,648
Life Sciences Tools & Services ............ 17,480,201 — — 17,480,201
Machinery ............................ 32,626,788 — — 32,626,788
Media ............................... 12,468,717 — — 12,468,717
Metals & Mining ....................... 15,305,003 3,925,086 — 19,230,089
Multi-Utilities .......................... — 8,101,349 — 8,101,349
Oil, Gas & Consumable Fuels ............. 75,386,344 15,471,561 — 90,857,905
Paper & Forest Products ................. 4,131,939 — — 4,131,939
Personal Care Products ................. 3,436,845 4,698,086 — 8,134,931
Pharmaceuticals ....................... 37,763,280 28,546,008 — 66,309,288
Professional Services ................... 7,788,048 9,290,067 — 17,078,115
Real Estate Management & Development .... — 7,445,338 — 7,445,338
Retail REITs .......................... 6,606,851 — — 6,606,851
Semiconductors & Semiconductor Equipment . 118,508,695 54,151,217 — 172,659,912
Software ............................. 139,525,151 6,219,332 — 145,744,483
Specialized REITs ...................... 6,970,722 — — 6,970,722
Specialty Retail ........................ 47,669,432 — — 47,669,432
Technology Hardware, Storage & Peripherals . 65,477,923 5,508,865 — 70,986,788
Textiles, Apparel & Luxury Goods .......... 22,230,963 3,456,285 — 25,687,248
Tobacco ............................. — 6,531,741 — 6,531,741
Trading Companies & Distributors .......... 16,520,400 4,703,643 — 21,224,043
Wireless Telecommunication Services ....... — 8,953,019 — 8,953,019
Management Investment Companies ......... 121,793,189 — — 121,793,189
Preferred Stocks ......................... 10,209,726 — — 10,209,726
Corporate Bonds ........................ — 197,027,510 — 197,027,510
Foreign Government and Agency Securities .... — 311,932,063 — 311,932,063
U.S. Government and Agency Securities ....... — 193,087,794 — 193,087,794
Mortgage-Backed Securities ................ — 66,884,552 — 66,884,552
Options purchased ....................... 1,546,220 — — 1,546,220
Short Term Investments ................... 87,229,727 — — 87,229,727
Total Investments in Securities ........... $1,537,334,690 $1,204,255,202
b
$— $2,741,589,892
Other Financial Instruments:
Forward exchange contracts ............... $— $4,815,337 $— $4,815,337
Total Other Financial Instruments ......... $— $4,815,337 $— $4,815,337
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 252,754 $ — $ 252,754
Options written .......................... 645,905 — — 645,905
Total Other Financial Instruments ......... $645,905 $252,754 $— $898,659
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 1,326,039,582 $ — $ — $ 1,326,039,582
Short Term Investments ................... 9,188,560 441,878 — 9,630,438
Total Investments in Securities ........... $1,335,228,142 $441,878 $— $1,335,670,020
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 42,336,644 — — 42,336,644
Index-Linked Notes :
Capital Markets ........................ — — 2,431,089 2,431,089
Short Term Investments ................... 1,081,125 — — 1,081,125
Total Investments in Securities ........... $43,417,769 $— $2,431,089 $45,848,858
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 28,873,263 — — 28,873,263
Short Term Investments ................... 181,376 — — 181,376
Total Investments in Securities ........... $29,054,639 $— $— $29,054,639
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 114,508,323 — — 114,508,323
Short Term Investments ................... 513,622 271,200 — 784,822
Total Investments in Securities ........... $115,021,945 $271,200 $— $115,293,145
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 68,900,017 — — 68,900,017
Short Term Investments ................... 378,180 278,212 — 656,392
Total Investments in Securities ........... $69,278,197 $278,212 $— $69,556,409
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 133,949,437 — — 133,949,437
Short Term Investments ................... 1,006,708 286,025 — 1,292,733
Total Investments in Securities ........... $134,956,145 $286,025 $— $135,242,170
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 56,780,349 — — 56,780,349
Short Term Investments ................... 640,999 84,907 — 725,906
Total Investments in Securities ........... $57,421,348 $84,907 $— $57,506,255
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 96,825,431 $ — $ — $ 96,825,431
Short Term Investments ................... 1,051,951 65,388 — 1,117,339
Total Investments in Securities ........... $97,877,382 $65,388 $— $97,942,770
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 47,554,535 — — 47,554,535
Short Term Investments ................... 555,427 137,076 — 692,503
Total Investments in Securities ........... $48,109,962 $137,076 $— $48,247,038
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 36,518,678 — — 36,518,678
Short Term Investments ................... 339,942 — — 339,942
Total Investments in Securities ........... $36,858,620 $— $— $36,858,620
Franklin LifeSmart™ 2060 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 5,702,399 — — 5,702,399
Short Term Investments ................... 65,348 — — 65,348
Total Investments in Securities ........... $5,767,747 $— $— $5,767,747
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,664,242,850 — — 1,664,242,850
Short Term Investments ................... 10,490,605 1,898,425 — 12,389,030
Total Investments in Securities ........... $1,674,733,455 $1,898,425 $— $1,676,631,880
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $435,323,283, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2024, the reconciliation is as follows:
Level 3 financial instruments, for the Franklin LifeSmart™ Retirement Income Fund, include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
Abbreviations
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
Index-Linked Notes :
Capital Markets ..... $ 2,270,512 $ — $ (180) $ — $ — $ — $ 180 $ 160,577 $ 2,431,089 $ 160,577
Total Investments in
Securities ............ $2,270,512 $— $(180) $— $— $— $180 $160,577 $2,431,089 $160,577
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
Counterparty
BZWS
Barclays Bank plc
JPHQ
JPMorgan Chase Bank NA
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
CNY
Chinese Yuan
EUR
Euro
GBP
British Pound
INR
Indian Rupee
JPY
Japanese Yen
MXN
Mexican Peso
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
5. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.